AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVL

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the “Account”) listed in Note 1 as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 21, 2025

We have served as the Account’s auditor since 1996.

This page left intentionally blank.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
490,693.453 shares at $2.74 per share (cost $1,103,036)	$1,344,500
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
3,165.259 shares at $27.78 per share (cost $89,294)	87,931
Deutsche DWS Investments VIT Funds (Scudder):
DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
8,555.980 shares at $31.11 per share (cost $160,986)	266,177
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
38,279.287 shares at $14.52 per share (cost $563,367)	555,815
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
31,631.374 shares at $13.81 per share (cost $424,841)	436,829
DWS International Growth VIP Portfolio, Class A (Global) -
17,848.605 shares at $16.32 per share (cost $285,140)	291,289
DWS Alternative Asset Allocation VIP Portfolio, Class A (Alt Asset) -
0.000 shares at $12.95 per share (cost $0)	-
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
20,588.948 shares at $43.97 per share (cost $781,995)	905,296
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
129,251.903 shares at $57.94 per share (cost $5,404,790)	7,488,855
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
48,469.680 shares at $57.48 per share (cost $1,990,764)	2,786,037
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
15,974.813 shares at $4.68 per share (cost $82,052)	74,762
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
127,601.339 shares at $10.98 per share (cost $1,500,860)	1,401,063
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
80,148.330 shares at $36.92 per share (cost $2,723,518)	2,959,076
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
32,309.897 shares at $25.47 per share (cost $750,129)	822,933
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
110,042.001 shares at $10.72 per share (cost $1,214,626)	1,179,650
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Inc. IC) -
14,840.366 shares at $26.59 per share (cost $366,079)	394,605
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
13,851.920 shares at $4.72 per share (cost $65,365)	65,381
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
18,448.785 shares at $37.56 per share (cost $722,693)	692,936

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
8,246,653.860 shares at $1.00 per share (cost $8,246,654)	$8,246,654
Fidelity(R) VIP Emerging Markets Portfolio, Initial Class (Emerging Markets) -
938.915 shares at $11.48 per share (cost $10,921)	10,779
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth) -
2.565 shares at $96.94 per share (cost $295)	249
Fidelity(R) VIP International Capital Appreciation Portfolio, Initial Class (International) -
0.000 shares at $22.77 per share (cost $0)	-
Fidelity(R) VIP Technology Portfolio, Initial Class (Tech) -
4.102 shares at $41.79 per share (cost $166)	171
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
11,299.357 shares at $25.88 per share (cost $269,483)	292,427
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
27,714.115 shares at $26.99 per share (cost $761,659)	748,004
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
80,897.929 shares at $23.80 per share (cost $1,609,125)	1,925,371
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
11,098.186 shares at $33.52 per share (cost $385,961)	372,011
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
699.156 shares at $79.53 per share (cost $46,098)	55,604
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Mid Cap) -
46.348 shares at $78.03 per share (cost $3,389)	3,617
Invesco V.I. Core Plus Bond Fund Portfolio, Series I (Bond) -
0.000 shares at $5.70 per share (cost $0)	-
Invesco V.I. Main Street Small Cap Fund(R) Portfolio, Series I (Small Cap) -
6,384.357 shares at $29.25 per share (cost $200,277)	186,742
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,231.373 shares at $59.40 per share (cost $35,099)	73,144
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
32,984.057 shares at $9.66 per share (cost $344,128)	318,626
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
88,862.875 shares at $31.28 per share (cost $2,347,449)	2,779,631
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
83,136.125 shares at $39.93 per share (cost $2,342,235)	3,319,625
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
938.603 shares at $16.49 per share (cost $16,381)	15,478

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
3,411.687 shares at $212.90 per share (cost $465,292)	$726,348
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
26,604.578 shares at $86.06 per share (cost $1,697,316)	2,289,590
Rydex Precious Metals Fund Portfolio (Precious Metals) -
32,752.197 shares at $40.25 per share (cost $1,261,084)	1,318,276
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
1,249.071 shares at $22.86 per share (cost $37,959)	28,554
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
2,441.940 shares at $18.16 per share (cost $49,050)	44,346
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
146,018.462 shares at $20.46 per share (cost $2,539,378)	2,987,538
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
742,313.374 shares at $72.14 per share (cost $30,831,829)	53,550,487
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
809,208.727 shares at $10.46 per share (cost $9,040,156)	8,464,323
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
546,219.314 shares at $11.74 per share (cost $6,653,817)	6,412,615
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
381,333.948 shares at $26.84 per share (cost $8,224,826)	10,235,003
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
484,382.057 shares at $56.16 per share (cost $19,913,362)	27,202,896
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
17,634.223 shares at $24.93 per share (cost $434,227)	439,621
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
50,379.218 shares at $30.75 per share (cost $1,492,481)	1,549,161
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
238,122.373 shares at $10.42 per share (cost $2,481,758)	2,481,235
Vanguard(R) Equity Income Portfolio (Equity Income) -
462,810.456 shares at $25.06 per share (cost $10,254,797)	11,598,030
Vanguard(R) Growth Portfolio (Growth) -
780,212.616 shares at $33.64 per share (cost $18,232,266)	26,246,352
Vanguard(R) Balanced Portfolio (Balanced) -
349,336.951 shares at $24.77 per share (cost $7,682,180)	8,653,076

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
352,090.009 shares at $7.40 per share (cost $2,617,239)	$2,605,466
Vanguard(R) International Portfolio (International) -
566,551.735 shares at $25.60 per share (cost $13,621,070)	14,503,724
Vanguard(R) Diversified Value Portfolio (Diversified) -
232,224.138 shares at $16.65 per share (cost $3,321,218)	3,866,532
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
844,446.641 shares at $19.51 per share (cost $16,273,452)	16,475,154
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
118,855.569 shares at $21.38 per share (cost $2,557,346)	2,541,132
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
13,373.625 shares at $18.41 per share (cost $250,716)	246,208
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery SMID Cap Growth Fund Portfolio, Class 2 (Discovery) -
16,603.306 shares at $24.17 per share (cost $469,339)	401,302
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
23,299.919 shares at $26.86 per share (cost $584,633)	625,836
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II (Mid Cap II) -
60,388.661 shares at $19.66 per share (cost $1,159,211)	1,187,060
LVIP American Century International Fund Portfolio, Standard Class II (International II) -
2,178.206 shares at $10.68 per share (cost $23,515)	23,272
LVIP American Century Inflation Protection Fund Portfolio, Standard Class II (Inflation II) -
28,105.726 shares at $9.19 per share (cost $259,169)	258,235
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
799.960 shares at $69.59 per share (cost $45,911)	55,669
American Funds(R) IS Growth Fund Portfolio, Class 1 (IS Growth) -
6,801.858 shares at $127.47 per share (cost $723,293)	867,033
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
17,741.377 shares at $16.86 per share (cost $246,711)	299,120
American Funds(R) IS International Fund Portfolio, Class 1 (IS International) -
12,694.966 shares at $17.84 per share (cost $222,268)	226,478
American Funds(R) IS New World Fund Portfolio, Class 1 (IS New World) -
7,753.142 shares at $26.67 per share (cost $204,052)	206,776
American Funds(R) IS The Bond Fund of America Portfolio, Class 1(IS Bond)
0.000 shares at $9.27 per share (cost $0)	-
American Funds(R) IS American High-Income Trust Portfolio, Class 1(IS High Income)
0.000 shares at $9.19 per share (cost $0)	-

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
72,509.194 shares at $11.38 per share (cost $974,696)	$825,155
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities IC) -
27,229.731 shares at $34.22 per share (cost $941,277)	931,801
MFS(R) Mid Cap Growth Series Portfolio, Initial Class (Mid Cap) -
63,305.814 shares at $9.20 per share (cost $558,897)	582,413
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
0.000 shares at $13.81 per share (cost $0)	-
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
55,562.111 shares at $17.13 per share (cost $906,881)	951,779
MFS(R) Variable Insurance Trust III (MFS)
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Initial Class (Small Cap) -
0.000 shares at $10.32 per share (cost $0)	-
MFS(R) Conservative Allocation Portfolio, Initial Class (Conservative All) -
0.000 shares at $9.60 per share (cost $0)	-
MFS(R) Global Real Estate Portfolio, Initial Class (Global RE) -
0.000 shares at $12.47 per share (cost $0)	-
MFS(R) Growth Allocation Portfolio, Initial Class (Growth) -
0.000 shares at $10.12 per share (cost $0)	-
MFS(R) Mid Cap Value Portfolio, Initial Class (Mid Cap Value) -
0.000 shares at $10.59 per share (cost $0)	-
MFS(R) Moderate Allocation Portfolio, Initial Class (Moderate All) -
0.000 shares at $11.16 per share (cost $0)	-
Calvert Variable Trust, Inc. (Summit):
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
9,058.458 shares at $95.85 per share (cost $797,915)	868,253
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
1,466.574 shares at $128.46 per share (cost $137,472)	188,396
CVT S&P 500 Index Portfolio (S&P 500) -
22,161.398 shares at $201.72 per share (cost $3,643,108)	4,470,397
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
14,918.099 shares at $85.90 per share (cost $1,234,572)	1,281,465
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
8,013.564 shares at $17.60 per share (cost $141,297)	141,039
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
19,510.164 shares at $19.88 per share (cost $371,824)	387,862

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Trust, Inc. (Summit), continued:
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
12,050.611 shares at $20.91 per share (cost $256,686)	$251,978
CVT Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index)
66.235 shares at $167.34 per share (cost $11,004)	11,084
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
139,465.709 shares at $60.09 per share (cost $5,719,051)	8,380,494
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
123,270.627 shares at $13.73 per share (cost $1,766,536)	1,692,506
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio, Administrative Class (Commodity) -
112,819.275 shares at $5.45 per share (cost $724,223)	614,865
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
101,690.328 shares at $9.04 per share (cost $996,455)	919,281
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,599.376 shares at $9.64 per share (cost $15,811)	15,418
PIMCO CommodityRealReturn(R) Strategy Portfolio, Institutional Class (Commodity Inst) -
702.499 shares at $5.42 per share (cost $3,729)	3,808
PIMCO Real Return Portfolio, Institutional Class (Real Return) -
198.926 shares at $11.51 per share (cost $2,306)	2,290
PIMCO Short-Term Portfolio, Institutional Class (Short Term) -
0.000 shares at $10.32 per share (cost $0)	-
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
13,625.790 shares at $9.74 per share (cost $138,236)	132,715
VA International Small Portfolio (Small) -
39,271.995 shares at $11.59 per share (cost $480,436)	455,162
VA International Value Portfolio (Value) -
57,507.389 shares at $13.65 per share (cost $726,267)	784,976
VA Short-Term Fixed Portfolio (Fixed) -
132,656.444 shares at $10.07 per share (cost $1,353,902)	1,335,850
VA U.S. Large Value Portfolio (Large) -
30,010.860 shares at $32.55 per share (cost $891,945)	976,853
VA U.S. Targeted Value Portfolio (Targeted) -
45,628.183 shares at $22.57 per share (cost $972,799)	1,029,828
VA Global Moderate Allocation Portfolio (Global) -
5,278.738 shares at $16.35 per share (cost $78,618)	86,307
VA Equity Allocation Portfolio (Equity) -
48,423.834 shares at $15.86 per share (cost $661,985)	768,002

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Series Trust II (Columbia)
Columbia Variable Portfolio - Small Cap Value Fund Portfolio, Class 1 (Small) -
987.876 shares at $13.43 per share (cost $13,354)	$13,267
Putnam Variable Trust (Putnam)
Putnam VT International Value Fund Portfolio, Class IA (International) -
0.000 shares at $12.22 per share (cost $0)	-

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$276,820,960

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$22,086
Mortality and expense risk charge	(8,040)
Net investment income(loss)	14,046

Realized gain(loss) on investments:
Net realized gain distributions	22,756
Net realized gain(loss) on sale of fund shares	12,832
Net realized gain(loss)	35,588

Change in unrealized appreciation/depreciation	155,536

Net increase(decrease) in net assets resulting
from operations	$205,170

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$14,046	$9,108
Net realized gain(loss)	35,588	4,485
Net change in unrealized appreciation/depreciation	155,536	130,268
Net increase(decrease) in net assets resulting
from operations	205,170	143,861

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	50,505	49,539
Subaccounts transfers (including fixed account), net	46,474	28,748
Transfers for policyowner benefits and terminations	(16,512)	(5,173)
Policyowner maintenance charges	(17,151)	(15,867)
Net increase(decrease) from policyowner transactions	63,316	57,247

Total increase(decrease) in net assets	268,486	201,108
Net assets at beginning of period	1,076,014	874,906
Net assets at end of period	$1,344,500	$1,076,014

The accompanying notes are an integral part of these financial statements.

FS-11

Calvert		Scudder

Mid Cap		Equity 500		Small Cap

2024		2024		2024

$105		$5,530		$5,480
(498)		(1,223)		(2,785)
(393)		4,307		2,695

829		26,342		12,844
(598)		87,768		(12,022)
231		114,110		822

7,993		(28,287)		47,690

$7,831		$90,130		$51,207

Mid Cap		Equity 500		Small Cap

2024	2023	2024	2023	2024	2023

$(393)	$(356)	$4,307	$3,822	$2,695	$2,048
231	(575)	114,110	19,708	822	(4,638)
7,993	9,631	(28,287)	59,061	47,690	66,972

7,831	8,700	90,130	82,591	51,207	64,382

-	-	4,074	1,164	15,615	16,758
(752)	-	(228,048)	-	(6,455)	51,514
(3,419)	(8)	-	-	(1,417)	(40,237)
(2,586)	(2,762)	(3,824)	(3,470)	(14,207)	(14,338)
(6,757)	(2,770)	(227,798)	(2,306)	(6,464)	13,697

1,074	5,930	(137,668)	80,285	44,743	78,079
86,857	80,927	403,845	323,560	511,072	432,993
$87,931	$86,857	$266,177	$403,845	$555,815	$511,072

FS-12

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Mid Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,996
Mortality and expense risk charge	(2,458)
Net investment income(loss)	2,538

Realized gain(loss) on investments:
Net realized gain distributions	20,582
Net realized gain(loss) on sale of fund shares	1,820
Net realized gain(loss)	22,402

Change in unrealized appreciation/depreciation	(3,051)

Net increase(decrease) in net assets resulting
from operations	$21,889

	Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,538	$1,982
Net realized gain(loss)	22,402	12,227
Net change in unrealized appreciation/depreciation	(3,051)	32,398
Net increase(decrease) in net assets resulting
from operations	21,889	46,607

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,107	85,734
Subaccounts transfers (including fixed account), net	(34,397)	6,536
Transfers for policyowner benefits and terminations	(3,510)	(872)
Policyowner maintenance charges	(13,868)	(14,741)
Net increase(decrease) from policyowner transactions	1,332	76,657

Total increase(decrease) in net assets	23,221	123,264
Net assets at beginning of period	413,608	290,344
Net assets at end of period	$436,829	$413,608

The accompanying notes are an integral part of these financial statements.

FS-13

Scudder

Global		Alt Asset		Growth

2024		2024		2024

$1,571		$-		$1,265
(884)		-		(4,061)
687		-		(2,796)

-		-		51,026
1,287		-		5,973
1,287		-		56,999

(703)		-		114,838

$1,271		$-		$169,041

Global		Alt Asset		Growth

2024	2023	2024	2023	2024	2023

$687	$160	$-	$-	$(2,796)	$(2,484)
1,287	355	-	-	56,999	16,926
(703)	15,185	-	-	114,838	154,573

1,271	15,700	-	-	169,041	169,015

7,848	8,155	-	-	18,813	13,678
174,630	6,826	-	-	134,898	(5,013)
(3,885)	(90)	-	-	(2,241)	(318)
(11,245)	(6,341)	-	-	(25,275)	(21,027)
167,348	8,550	-	-	126,195	(12,680)

168,619	24,250	-	-	295,236	156,335
122,670	98,420	-	-	610,060	453,725
$291,289	$122,670	$-	$-	$905,296	$610,060

FS-14

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,949
Mortality and expense risk charge	(44,089)
Net investment income(loss)	(31,140)

Realized gain(loss) on investments:
Net realized gain distributions	837,316
Net realized gain(loss) on sale of fund shares	147,561
Net realized gain(loss)	984,877

Change in unrealized appreciation/depreciation	799,572

Net increase(decrease) in net assets resulting
from operations	$1,753,309

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(31,140)	$(11,638)
Net realized gain(loss)	984,877	500,861
Net change in unrealized appreciation/depreciation	799,572	1,084,203
Net increase(decrease) in net assets resulting
from operations	1,753,309	1,573,426

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	132,171	160,703
Subaccounts transfers (including fixed account), net	571,656	(1,223,017)
Transfers for policyowner benefits and terminations	(164,709)	(54,629)
Policyowner maintenance charges	(135,547)	(133,631)
Net increase(decrease) from policyowner transactions	403,571	(1,250,574)

Total increase(decrease) in net assets	2,156,880	322,852
Net assets at beginning of period	5,331,975	5,009,123
Net assets at end of period	$7,488,855	$5,331,975

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		Inv. Grade
Contrafund SC		SC		Bond IC

2024		2024		2024

$2,328		$4,227		$47,833
(7,605)		(223)		(8,474)
(5,277)		4,004		39,359

313,637		-		-
8,774		(505)		(64,753)
322,411		(505)		(64,753)

371,721		2,469		25,529

$688,855		$5,968		$135

Contrafund SC		High Income SC		Inv. Grade Bond IC

2024	2023	2024	2023	2024	2023

$(5,277)	$2,007	$4,004	$3,824	$39,359	$31,539
322,411	68,228	(505)	(781)	(64,753)	(187,999)
371,721	435,431	2,469	3,969	25,529	250,038

688,855	505,666	5,968	7,012	135	93,578

59,710	59,225	-	-	45,207	94,024
(9,456)	(4,876)	-	-	(38,908)	(612,384)
-	-	-	-	(188,236)	(85,204)
(15,801)	(14,808)	(5,245)	(5,058)	(22,049)	(27,901)
34,453	39,541	(5,245)	(5,058)	(203,986)	(631,465)

723,308	545,207	723	1,954	(203,851)	(537,887)
2,062,729	1,517,522	74,039	72,085	1,604,914	2,142,801
$2,786,037	$2,062,729	$74,762	$74,039	$1,401,063	$1,604,914

FS-16

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Mid Cap SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,592
Mortality and expense risk charge	(16,136)
Net investment income(loss)	(2,544)

Realized gain(loss) on investments:
Net realized gain distributions	373,126
Net realized gain(loss) on sale of fund shares	28,826
Net realized gain(loss)	401,952

Change in unrealized appreciation/depreciation	29,470

Net increase(decrease) in net assets resulting
from operations	$428,878

	Mid Cap SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,544)	$(3,128)
Net realized gain(loss)	401,952	118,441
Net change in unrealized appreciation/depreciation	29,470	285,791
Net increase(decrease) in net assets resulting
from operations	428,878	401,104

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	52,959	58,101
Subaccounts transfers (including fixed account), net	1,169	(486,933)
Transfers for policyowner benefits and terminations	(166,919)	(148,234)
Policyowner maintenance charges	(72,613)	(74,478)
Net increase(decrease) from policyowner transactions	(185,404)	(651,544)

Total increase(decrease) in net assets	243,474	(250,440)
Net assets at beginning of period	2,715,602	2,966,042
Net assets at end of period	$2,959,076	$2,715,602

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Strategic IC		Equity Inc. IC

2024		2024		2024

$14,036		$41,356		$6,898
(5,541)		(7,004)		(2,148)
8,495		34,352		4,750

38,763		-		22,508
17,831		(3,352)		5,807
56,594		(3,352)		28,315

(29,309)		25,194		19,337

$35,780		$56,194		$52,402

Overseas IC		Strategic IC		Equity Inc. IC

2024	2023	2024	2023	2024	2023

$8,495	$3,155	$34,352	$38,244	$4,750	$4,732
56,594	11,526	(3,352)	(17,277)	28,315	9,936
(29,309)	126,005	25,194	61,081	19,337	19,354

35,780	140,686	56,194	82,048	52,402	34,022

35,567	35,496	32,395	43,322	12,051	9,155
(8,602)	(46,661)	137,620	(380)	(24,537)	41,022
(33,987)	(3,660)	(42,875)	(12,567)	(5,553)	(831)
(28,293)	(28,791)	(18,731)	(20,425)	(23,298)	(21,665)
(35,315)	(43,616)	108,409	9,950	(41,337)	27,681

465	97,070	164,603	91,998	11,065	61,703
822,468	725,398	1,015,047	923,049	383,540	321,837
$822,933	$822,468	$1,179,650	$1,015,047	$394,605	$383,540

FS-18

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,857
Mortality and expense risk charge	(390)
Net investment income(loss)	3,467

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	325
Net realized gain(loss)	325

Change in unrealized appreciation/depreciation	729

Net increase(decrease) in net assets resulting
from operations	$4,521

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,467	$2,258
Net realized gain(loss)	325	(3,244)
Net change in unrealized appreciation/depreciation	729	4,681
Net increase(decrease) in net assets resulting
from operations	4,521	3,695

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,405	2,480
Subaccounts transfers (including fixed account), net	15,907	4,895
Transfers for policyowner benefits and terminations	(2,637)	(16)
Policyowner maintenance charges	(3,178)	(2,774)
Net increase(decrease) from policyowner transactions	13,497	4,585

Total increase(decrease) in net assets	18,018	8,280
Net assets at beginning of period	47,363	39,083
Net assets at end of period	$65,381	$47,363

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
				Emerging
Mid Cap IC		Money Market		Markets

2024		2024		2024

$3,691		$456,873		$49
(3,291)		(46,122)		(7)
400		410,751		42

82,212		-		-
3,167		-		1
85,379		-		1

(31,780)		-		(142)

$53,999		$410,751		$(99)

Mid Cap IC		Money Market		Emerging Markets

2024	2023	2024	2023	2024	2023

$400	$(206)	$410,751	$421,882	$42	$-
85,379	7,358	-	-	1	-
(31,780)	35,849	-	-	(142)	-

53,999	43,001	410,751	421,882	(99)	-

27,402	22,948	3,483,242	2,080,394	3,598	-
260,073	7,058	(3,755,218)	(1,103,575)	7,344	-
(3,312)	(853)	(863,471)	(947,664)	-	-
(9,195)	(7,015)	(389,311)	(390,096)	(64)	-
274,968	22,138	(1,524,758)	(360,941)	10,878	-

328,967	65,139	(1,114,007)	60,941	10,779	-
363,969	298,830	9,360,661	9,299,720	-	-
$692,936	$363,969	$8,246,654	$9,360,661	$10,779	$-

FS-20

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	52
Net realized gain(loss) on sale of fund shares	(2)
Net realized gain(loss)	50

Change in unrealized appreciation/depreciation	(47)

Net increase(decrease) in net assets resulting
from operations	$3

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	50	-
Net change in unrealized appreciation/depreciation	(47)	-
Net increase(decrease) in net assets resulting
from operations	3	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	278	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(32)	-
Net increase(decrease) from policyowner transactions	246	-

Total increase(decrease) in net assets	249	-
Net assets at beginning of period	-	-
Net assets at end of period	$249	$-

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity				AIM

International		Tech		Dividend

2024		2024		2024

$-		$-		$5,537
-		-		(1,654)
-		-		3,883

-		2		11,784
-		1		5,661
-		3		17,445

-		5		16,197

$-		$8		$37,525

International		Tech		Dividend

2024	2023	2024	2023	2024	2023

$-	$-	$-	$-	$3,883	$4,173
-	-	3	-	17,445	27,085
-	-	5	-	16,197	(7,497)

-	-	8	-	37,525	23,761

-	-	-	-	5,919	7,037
-	-	185	-	(27,397)	1,178
-	-	-	-	(8,441)	(26,384)
-	-	(22)	-	(14,087)	(14,634)
-	-	163	-	(44,006)	(32,803)

-	-	171	-	(6,481)	(9,042)
-	-	-	-	298,908	307,950
$-	$-	$171	$-	$292,427	$298,908

FS-22

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Health

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(4,418)
Net investment income(loss)	(4,418)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	17,284
Net realized gain(loss)	17,284

Change in unrealized appreciation/depreciation	42,684

Net increase(decrease) in net assets resulting
from operations	$55,550

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(4,418)	$(4,613)
Net realized gain(loss)	17,284	(4,420)
Net change in unrealized appreciation/depreciation	42,684	32,374
Net increase(decrease) in net assets resulting
from operations	55,550	23,341

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,463	27,328
Subaccounts transfers (including fixed account), net	(201,577)	16,319
Transfers for policyowner benefits and terminations	(34,563)	(12,552)
Policyowner maintenance charges	(28,494)	(29,210)
Net increase(decrease) from policyowner transactions	(252,171)	1,885

Total increase(decrease) in net assets	(196,621)	25,226
Net assets at beginning of period	944,625	919,399
Net assets at end of period	$748,004	$944,625

The accompanying notes are an integral part of these financial statements.

FS-23

AIM

Technology		Intl. Growth		Franchise

2024		2024		2024

$-		$6,643		$-
(8,382)		(2,294)		(347)
(8,382)		4,349		(347)

73,662		1,975		-
41,731		368		3,216
115,393		2,343		3,216

388,519		(8,381)		11,196

$495,530		$(1,689)		$14,065

Technology		Intl. Growth		Franchise

2024	2023	2024	2023	2024	2023

$(8,382)	$(7,222)	$4,349	$(1,569)	$(347)	$(204)
115,393	(35,235)	2,343	(19,392)	3,216	(4,216)
388,519	552,232	(8,381)	81,255	11,196	16,254

495,530	509,775	(1,689)	60,294	14,065	11,834

47,743	50,031	18,539	23,342	10,286	6,221
120,932	39,056	35,269	(113,057)	4,106	(10,269)
(304,847)	(49,056)	(8,946)	(31,084)	-	-
(53,797)	(45,959)	(12,055)	(14,784)	(8,867)	(5,388)
(189,969)	(5,928)	32,807	(135,583)	5,525	(9,436)

305,561	503,847	31,118	(75,289)	19,590	2,398
1,619,810	1,115,963	340,893	416,182	36,014	33,616
$1,925,371	$1,619,810	$372,011	$340,893	$55,604	$36,014

FS-24

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Mid Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(8)
Net investment income(loss)	(8)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	228

Net increase(decrease) in net assets resulting
from operations	$220

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(8)	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	228	-
Net increase(decrease) in net assets resulting
from operations	220	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,187	-
Subaccounts transfers (including fixed account), net	376	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(166)	-
Net increase(decrease) from policyowner transactions	3,397	-

Total increase(decrease) in net assets	3,617	-
Net assets at beginning of period	-	-
Net assets at end of period	$3,617	$-

The accompanying notes are an integral part of these financial statements.

FS-25

AIM				Janus

Bond		Small Cap		Growth

2024		2024		2024

$-		$-		$20
-		(134)		(300)
-		(134)		(280)

-		-		1,886
-		(39)		1,258
-		(39)		3,144

-		(13,535)		16,321

$-		$(13,708)		$19,185

Bond		Small Cap		Growth

2024	2023	2024	2023	2024	2023

$-	$-	$(134)	$-	$(280)	$(149)
-	-	(39)	-	3,144	441
-	-	(13,535)	-	16,321	16,777

-	-	(13,708)	-	19,185	17,069

-	-	-	-	-	-
-	-	201,078	-	(855)	-
-	-	(374)	-	-	(3)
-	-	(254)	-	(1,575)	(1,354)
-	-	200,450	-	(2,430)	(1,357)

-	-	186,742	-	16,755	15,712
-	-	-	-	56,389	40,677
$-	$-	$186,742	$-	$73,144	$56,389

FS-26

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Bond

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$28,893
Mortality and expense risk charge	(3,384)
Net investment income(loss)	25,509

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(22,253)
Net realized gain(loss)	(22,253)

Change in unrealized appreciation/depreciation	24,592

Net increase(decrease) in net assets resulting
from operations	$27,848

	Bond

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$25,509	$21,566
Net realized gain(loss)	(22,253)	(12,906)
Net change in unrealized appreciation/depreciation	24,592	20,992
Net increase(decrease) in net assets resulting
from operations	27,848	29,652

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	14,466	18,397
Subaccounts transfers (including fixed account), net	(45,451)	(68,292)
Transfers for policyowner benefits and terminations	(206,979)	(5,645)
Policyowner maintenance charges	(30,861)	(33,308)
Net increase(decrease) from policyowner transactions	(268,825)	(88,848)

Total increase(decrease) in net assets	(240,977)	(59,196)
Net assets at beginning of period	559,603	618,799
Net assets at end of period	$318,626	$559,603

The accompanying notes are an integral part of these financial statements.

FS-27

Neuberger Berman

Mid-Cap		Equity		Regency

2024		2024		2024

$-		$6,984		$109
(12,257)		(15,696)		(207)
(12,257)		(8,712)		(98)

145,006		150,471		493
22,856		181,918		(3,881)
167,862		332,389		(3,388)

384,481		381,464		6,648

$540,086		$705,141		$3,162

Mid-Cap		Equity		Regency

2024	2023	2024	2023	2024	2023

$(12,257)	$(10,230)	$(8,712)	$(4,252)	$(98)	$259
167,862	(6,728)	332,389	72,474	(3,388)	1,527
384,481	370,771	381,464	571,557	6,648	2,857

540,086	353,813	705,141	639,779	3,162	4,643

47,258	51,026	72,245	67,101	1,707	2,698
(20,751)	77,834	683,852	(205,732)	(7,168)	(106)
(78,833)	(50,271)	(1,022,148)	(19,635)	(28,541)	-
(93,414)	(92,927)	(101,296)	(101,432)	(2,469)	(3,843)
(145,740)	(14,338)	(367,347)	(259,698)	(36,471)	(1,251)

394,346	339,475	337,794	380,081	(33,309)	3,392
2,385,285	2,045,810	2,981,831	2,601,750	48,787	45,395
$2,779,631	$2,385,285	$3,319,625	$2,981,831	$15,478	$48,787

FS-28

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,769)
Net investment income(loss)	(3,769)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	19,143
Net realized gain(loss)	19,143

Change in unrealized appreciation/depreciation	161,749

Net increase(decrease) in net assets resulting
from operations	$177,123

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,769)	$(2,943)
Net realized gain(loss)	19,143	1,218
Net change in unrealized appreciation/depreciation	161,749	150,917
Net increase(decrease) in net assets resulting
from operations	177,123	149,192

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24,020	25,994
Subaccounts transfers (including fixed account), net	13,306	(35,491)
Transfers for policyowner benefits and terminations	(1,030)	(3,785)
Policyowner maintenance charges	(48,608)	(43,580)
Net increase(decrease) from policyowner transactions	(12,312)	(56,862)

Total increase(decrease) in net assets	164,811	92,330
Net assets at beginning of period	561,537	469,207
Net assets at end of period	$726,348	$561,537

The accompanying notes are an integral part of these financial statements.

FS-29

Rydex
		Precious
NASDAQ		Metals		Inv. S&P 500

2024		2024		2024

$4,909		$17,932		$3,169
(11,181)		(7,354)		(152)
(6,272)		10,578		3,017

45,438		-		-
342,544		19,117		(3,582)
387,982		19,117		(3,582)

124,488		37,516		(3,994)

$506,198		$67,211		$(4,559)

NASDAQ		Precious Metals		Inv. S&P 500

2024	2023	2024	2023	2024	2023

$(6,272)	$(8,786)	$10,578	$(2,576)	$3,017	$581
387,982	30,673	19,117	7,955	(3,582)	(15,664)
124,488	741,260	37,516	72,123	(3,994)	(140)

506,198	763,147	67,211	77,502	(4,559)	(15,223)

34,312	29,470	65,849	56,573	13,528	2,850
(325,467)	(140,177)	231,259	(258,374)	(258)	(250,267)
(1,082)	(6,055)	(53,379)	(5,980)	-	-
(53,918)	(47,432)	(53,717)	(51,812)	(8,050)	(5,416)
(346,155)	(164,194)	190,012	(259,593)	5,220	(252,833)

160,043	598,953	257,223	(182,091)	661	(268,056)
2,129,547	1,530,594	1,061,053	1,243,144	27,893	295,949
$2,289,590	$2,129,547	$1,318,276	$1,061,053	$28,554	$27,893

FS-30

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,368
Mortality and expense risk charge	(397)
Net investment income(loss)	1,971

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(8,069)
Net realized gain(loss)	(8,069)

Change in unrealized appreciation/depreciation	(1,198)

Net increase(decrease) in net assets resulting
from operations	$(7,296)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,971	$2,002
Net realized gain(loss)	(8,069)	(31,528)
Net change in unrealized appreciation/depreciation	(1,198)	28,314
Net increase(decrease) in net assets resulting
from operations	(7,296)	(1,212)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	9,901	6,846
Subaccounts transfers (including fixed account), net	2,941	(9,730)
Transfers for policyowner benefits and terminations	-	(9,666)
Policyowner maintenance charges	(9,841)	(8,859)
Net increase(decrease) from policyowner transactions	3,001	(21,409)

Total increase(decrease) in net assets	(4,295)	(22,621)
Net assets at beginning of period	48,641	71,262
Net assets at end of period	$44,346	$48,641

The accompanying notes are an integral part of these financial statements.

FS-31

Third Avenue		Vanguard

Value		Equity Index		Total Bond

2024		2024		2024

$83,109		$642,466		$204,465
(14,943)		(253,329)		(41,227)
68,166		389,137		163,238

254,148		1,836,769		-
134,322		1,621,620		(62,453)
388,470		3,458,389		(62,453)

(538,933)		6,735,097		(69,669)

$(82,297)		$10,582,623		$31,116

Value		Equity Index		Total Bond

2024	2023	2024	2023	2024	2023

$68,166	$55,857	$389,137	$329,697	$163,238	$109,076
388,470	294,011	3,458,389	2,216,058	(62,453)	(97,617)
(538,933)	201,381	6,735,097	5,944,580	(69,669)	342,322

(82,297)	551,249	10,582,623	8,490,335	31,116	353,781

31,723	43,194	782,918	602,252	304,712	259,832
(51,674)	(37,974)	1,033,968	1,779,745	2,034,328	1,402,167
(113,691)	(35,393)	(1,736,566)	(438,428)	(1,013,651)	(122,488)
(71,094)	(75,379)	(778,866)	(767,197)	(158,152)	(147,400)
(204,736)	(105,552)	(698,546)	1,176,372	1,167,237	1,392,111

(287,033)	445,697	9,884,077	9,666,707	1,198,353	1,745,892
3,274,571	2,828,874	43,666,410	33,999,703	7,265,970	5,520,078
$2,987,538	$3,274,571	$53,550,487	$43,666,410	$8,464,323	$7,265,970

FS-32

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$194,622
Mortality and expense risk charge	(33,633)
Net investment income(loss)	160,989

Realized gain(loss) on investments:
Net realized gain distributions	164,185
Net realized gain(loss) on sale of fund shares	(37,854)
Net realized gain(loss)	126,331

Change in unrealized appreciation/depreciation	(41,356)

Net increase(decrease) in net assets resulting
from operations	$245,964

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$160,989	$106,588
Net realized gain(loss)	126,331	214,460
Net change in unrealized appreciation/depreciation	(41,356)	291,808
Net increase(decrease) in net assets resulting
from operations	245,964	612,856

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	183,067	202,693
Subaccounts transfers (including fixed account), net	41,514	73,913
Transfers for policyowner benefits and terminations	(128,077)	(127,348)
Policyowner maintenance charges	(126,112)	(147,026)
Net increase(decrease) from policyowner transactions	(29,608)	2,232

Total increase(decrease) in net assets	216,356	615,088
Net assets at beginning of period	6,196,259	5,581,171
Net assets at end of period	$6,412,615	$6,196,259

The accompanying notes are an integral part of these financial statements.

FS-33

Vanguard
		Stock Market
Mid-Cap		Index		Conservative

2024		2024		2024

$134,878		$309,126		$8,975
(53,596)		(138,521)		(1,878)
81,282		170,605		7,097

112,409		1,694,749		7,608
118,326		938,921		1,367
230,735		2,633,670		8,975

985,091		2,375,209		3,837

$1,297,108		$5,179,484		$19,909

Mid-Cap		Stock Market Index		Conservative

2024	2023	2024	2023	2024	2023

$81,282	$82,066	$170,605	$106,318	$7,097	$3,503
230,735	242,149	2,633,670	1,181,127	8,975	6,041
985,091	963,449	2,375,209	3,142,171	3,837	18,578

1,297,108	1,287,664	5,179,484	4,429,616	19,909	28,122

245,854	248,674	888,196	518,767	22,218	27,131
(80,265)	(531,811)	(492,087)	1,991,536	91,189	107,903
(365,454)	(208,208)	(1,283,770)	(287,132)	(412)	(67)
(226,299)	(223,053)	(329,499)	(359,749)	(8,689)	(7,450)
(426,164)	(714,398)	(1,217,160)	1,863,422	104,306	127,517

870,944	573,266	3,962,324	6,293,038	124,215	155,639
9,364,059	8,790,793	23,240,572	16,947,534	315,406	159,767
$10,235,003	$9,364,059	$27,202,896	$23,240,572	$439,621	$315,406

FS-34

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Moderate

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$29,027
Mortality and expense risk charge	(8,940)
Net investment income(loss)	20,087

Realized gain(loss) on investments:
Net realized gain distributions	23,602
Net realized gain(loss) on sale of fund shares	801
Net realized gain(loss)	24,403

Change in unrealized appreciation/depreciation	75,865

Net increase(decrease) in net assets resulting
from operations	$120,355

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$20,087	$15,422
Net realized gain(loss)	24,403	33,621
Net change in unrealized appreciation/depreciation	75,865	103,980
Net increase(decrease) in net assets resulting
from operations	120,355	153,023

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	45,939	14,771
Subaccounts transfers (including fixed account), net	236,104	20,585
Transfers for policyowner benefits and terminations	(17,090)	(527)
Policyowner maintenance charges	(26,995)	(26,190)
Net increase(decrease) from policyowner transactions	237,958	8,639

Total increase(decrease) in net assets	358,313	161,662
Net assets at beginning of period	1,190,848	1,029,186
Net assets at end of period	$1,549,161	$1,190,848

The accompanying notes are an integral part of these financial statements.

FS-35

Vanguard
		Equity
Short-Term		Income		Growth

2024		2024		2024

$88,977		$319,570		$66,942
(12,321)		(55,740)		(121,109)
76,656		263,830		(54,167)

-		673,672		-
(15,964)		96,096		612,654
(15,964)		769,768		612,654

43,193		456,221		6,078,998

$103,885		$1,489,819		$6,637,485

Short-Term		Equity Income		Growth

2024	2023	2024	2023	2024	2023

$76,656	$34,655	$263,830	$264,370	$(54,167)	$(49,577)
(15,964)	(40,888)	769,768	761,533	612,654	(62,436)
43,193	141,655	456,221	(276,392)	6,078,998	6,105,408

103,885	135,422	1,489,819	749,511	6,637,485	5,993,395

36,385	25,054	239,770	297,503	466,096	435,136
29,033	377,112	(255,272)	(1,446,623)	439,352	(37,316)
(52,331)	(696,524)	(273,838)	(540,699)	(1,738,165)	(469,141)
(38,274)	(42,058)	(293,932)	(360,280)	(473,565)	(407,928)
(25,187)	(336,416)	(583,272)	(2,050,099)	(1,306,282)	(479,249)

78,698	(200,994)	906,547	(1,300,588)	5,331,203	5,514,146
2,402,537	2,603,531	10,691,483	11,992,071	20,915,149	15,401,003
$2,481,235	$2,402,537	$11,598,030	$10,691,483	$26,246,352	$20,915,149

FS-36

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$192,695
Mortality and expense risk charge	(45,988)
Net investment income(loss)	146,707

Realized gain(loss) on investments:
Net realized gain distributions	416,763
Net realized gain(loss) on sale of fund shares	140,713
Net realized gain(loss)	557,476

Change in unrealized appreciation/depreciation	416,768

Net increase(decrease) in net assets resulting
from operations	$1,120,951

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$146,707	$128,323
Net realized gain(loss)	557,476	364,891
Net change in unrealized appreciation/depreciation	416,768	604,843
Net increase(decrease) in net assets resulting
from operations	1,120,951	1,098,057

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	192,803	206,683
Subaccounts transfers (including fixed account), net	(27,102)	(557,772)
Transfers for policyowner benefits and terminations	(792,598)	(426,997)
Policyowner maintenance charges	(300,213)	(276,078)
Net increase(decrease) from policyowner transactions	(927,110)	(1,054,164)

Total increase(decrease) in net assets	193,841	43,893
Net assets at beginning of period	8,459,235	8,415,342
Net assets at end of period	$8,653,076	$8,459,235

The accompanying notes are an integral part of these financial statements.

FS-37

Vanguard
High Yield
Bond		International		Diversified

2024		2024		2024

$133,291		$174,473		$65,665
(14,255)		(72,777)		(22,364)
119,036		101,696		43,301

-		461,855		237,345
(5,763)		99,207		68,087
(5,763)		561,062		305,432

31,018		492,064		161,628

$144,291		$1,154,822		$510,361

High Yield Bond		International		Diversified

2024	2023	2024	2023	2024	2023

$119,036	$93,627	$101,696	$134,569	$43,301	$29,200
(5,763)	(17,803)	561,062	423,085	305,432	215,813
31,018	156,591	492,064	1,189,094	161,628	370,131

144,291	232,415	1,154,822	1,746,748	510,361	615,144

119,525	162,689	283,864	283,608	93,539	101,033
78,816	114,404	(159,377)	(392,217)	(194,585)	9,302
(94,283)	(41,095)	(372,734)	(259,055)	(283,164)	(99,126)
(66,366)	(78,868)	(254,677)	(337,396)	(88,906)	(89,123)
37,692	157,130	(502,924)	(705,060)	(473,116)	(77,914)

181,983	389,545	651,898	1,041,688	37,245	537,230
2,423,483	2,033,938	13,851,826	12,810,138	3,829,287	3,292,057
$2,605,466	$2,423,483	$14,503,724	$13,851,826	$3,866,532	$3,829,287

FS-38

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$88,143
Mortality and expense risk charge	(83,682)
Net investment income(loss)	4,461

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(73,730)
Net realized gain(loss)	(73,730)

Change in unrealized appreciation/depreciation	1,706,831

Net increase(decrease) in net assets resulting
from operations	$1,637,562

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,461	$(15,233)
Net realized gain(loss)	(73,730)	(230,790)
Net change in unrealized appreciation/depreciation	1,706,831	2,829,371
Net increase(decrease) in net assets resulting
from operations	1,637,562	2,583,348

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	278,481	296,230
Subaccounts transfers (including fixed account), net	313,765	(730,629)
Transfers for policyowner benefits and terminations	(1,133,534)	(125,010)
Policyowner maintenance charges	(309,544)	(327,005)
Net increase(decrease) from policyowner transactions	(850,832)	(886,414)

Total increase(decrease) in net assets	786,730	1,696,934
Net assets at beginning of period	15,688,424	13,991,490
Net assets at end of period	$16,475,154	$15,688,424

The accompanying notes are an integral part of these financial statements.

FS-39

Vanguard				Allspring
International
Stock		Global Bond		Discovery

2024		2024		2024

$56,755		$7,289		$-
(14,583)		(1,765)		(2,406)
42,172		5,524		(2,406)

9,633		271		-
1,253		(1,206)		(32,020)
10,886		(935)		(32,020)

8,411		(605)		103,817

$61,469		$3,984		$69,391

International Stock		Global Bond		Discovery

2024	2023	2024	2023	2024	2023

$42,172	$33,151	$5,524	$2,155	$(2,406)	$(2,349)
10,886	12,448	(935)	(1,347)	(32,020)	(24,357)
8,411	155,930	(605)	10,568	103,817	98,097

61,469	201,529	3,984	11,376	69,391	71,391

190,012	126,057	22,760	25,942	15,319	15,887
588,820	291,387	12,064	86,970	(85,856)	(7,596)
(26,682)	(18,977)	(5,825)	(1,196)	(1,558)	(19)
(24,526)	(21,846)	(6,454)	(5,722)	(24,194)	(22,861)
727,624	376,621	22,545	105,994	(96,289)	(14,589)

789,093	578,150	26,529	117,370	(26,898)	56,802
1,752,039	1,173,889	219,679	102,309	428,200	371,398
$2,541,132	$1,752,039	$246,208	$219,679	$401,302	$428,200

FS-40

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Allspring

	Opportunity

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$339
Mortality and expense risk charge	(2,805)
Net investment income(loss)	(2,466)

Realized gain(loss) on investments:
Net realized gain distributions	70,911
Net realized gain(loss) on sale of fund shares	465
Net realized gain(loss)	71,376

Change in unrealized appreciation/depreciation	16,261

Net increase(decrease) in net assets resulting
from operations	$85,171

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,466)	$(2,505)
Net realized gain(loss)	71,376	48,189
Net change in unrealized appreciation/depreciation	16,261	90,518
Net increase(decrease) in net assets resulting
from operations	85,171	136,202

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,954	6,243
Subaccounts transfers (including fixed account), net	(92,763)	(12,587)
Transfers for policyowner benefits and terminations	(345)	(2,138)
Policyowner maintenance charges	(20,228)	(21,554)
Net increase(decrease) from policyowner transactions	(107,382)	(30,036)

Total increase(decrease) in net assets	(22,211)	106,166
Net assets at beginning of period	648,047	541,881
Net assets at end of period	$625,836	$648,047

The accompanying notes are an integral part of these financial statements.

FS-41

Lincoln

Mid Cap II		International II		Inflation II

2024		2024		2024

$25,422		$158		$9,203
(4,657)		(90)		(1,363)
20,765		68		7,840

22,210		-		-
8,593		432		3,443
30,803		432		3,443

27,848		(242)		(934)

$79,416		$258		$10,349

Mid Cap II		International II		Inflation II

2024	2023	2024	2023	2024	2023

$20,765	$-	$68	$-	$7,840	$-
30,803	-	432	-	3,443	-
27,848	-	(242)	-	(934)	-

79,416	-	258	-	10,349	-

26,732	-	3,842	-	19,408	-
1,105,898	-	23,135	-	230,337	-
(6,420)	-	(74)	-	(405)	-
(18,566)	-	(3,889)	-	(1,454)	-
1,107,644	-	23,014	-	247,886	-

1,187,060	-	23,272	-	258,235	-
-	-	-	-	-	-
$1,187,060	$-	$23,272	$-	$258,235	$-

FS-42

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS Growth-Inc

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$618
Mortality and expense risk charge	(309)
Net investment income(loss)	309

Realized gain(loss) on investments:
Net realized gain distributions	1,844
Net realized gain(loss) on sale of fund shares	1,404
Net realized gain(loss)	3,248

Change in unrealized appreciation/depreciation	5,595

Net increase(decrease) in net assets resulting
from operations	$9,152

	IS Growth-Inc

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$309	$348
Net realized gain(loss)	3,248	2,125
Net change in unrealized appreciation/depreciation	5,595	6,084
Net increase(decrease) in net assets resulting
from operations	9,152	8,557

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,782	28,251
Subaccounts transfers (including fixed account), net	-	(10,794)
Transfers for policyowner benefits and terminations	(15)	(10)
Policyowner maintenance charges	(2,490)	(2,078)
Net increase(decrease) from policyowner transactions	3,277	15,369

Total increase(decrease) in net assets	12,429	23,926
Net assets at beginning of period	43,240	19,314
Net assets at end of period	$55,669	$43,240

The accompanying notes are an integral part of these financial statements.

FS-43

American Funds
				IS
IS Growth		Blue Chip		International

2024		2024		2024

$4,248		$5,125		$3,337
(4,633)		(1,853)		(1,520)
(385)		3,272		1,817

14,873		2,100		-
1,613		1,172		774
16,486		3,272		774

155,840		36,701		1,677

$171,941		$43,245		$4,268

IS Growth		Blue Chip		IS International

2024	2023	2024	2023	2024	2023

$(385)	$(100)	$3,272	$2,997	$1,817	$1,364
16,486	12,089	3,272	1,559	774	(10,846)
155,840	102,925	36,701	25,926	1,677	33,369

171,941	114,914	43,245	30,482	4,268	23,887

83,799	79,469	28,585	50,695	30,188	62,122
153,296	25,559	2,895	19,190	(220)	(104,070)
(2,338)	(1,158)	(1,040)	(961)	(776)	(2,129)
(17,793)	(9,301)	(2,796)	(2,958)	(2,492)	(3,160)
216,964	94,569	27,644	65,966	26,700	(47,237)

388,905	209,483	70,889	96,448	30,968	(23,350)
478,128	268,645	228,231	131,783	195,510	218,860
$867,033	$478,128	$299,120	$228,231	$226,478	$195,510

FS-44

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS New World

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,301
Mortality and expense risk charge	(1,270)
Net investment income(loss)	2,031

Realized gain(loss) on investments:
Net realized gain distributions	839
Net realized gain(loss) on sale of fund shares	322
Net realized gain(loss)	1,161

Change in unrealized appreciation/depreciation	5,887

Net increase(decrease) in net assets resulting
from operations	$9,079

	IS New World

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,031	$1,434
Net realized gain(loss)	1,161	(33,147)
Net change in unrealized appreciation/depreciation	5,887	53,140
Net increase(decrease) in net assets resulting
from operations	9,079	21,427

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	32,403	21,661
Subaccounts transfers (including fixed account), net	5,601	(12,809)
Transfers for policyowner benefits and terminations	(834)	(89,463)
Policyowner maintenance charges	(3,635)	(3,148)
Net increase(decrease) from policyowner transactions	33,535	(83,759)

Total increase(decrease) in net assets	42,614	(62,332)
Net assets at beginning of period	164,162	226,494
Net assets at end of period	$206,776	$164,162

The accompanying notes are an integral part of these financial statements.

FS-45

American Funds				Franklin Templeton
		IS
IS Bond		High Income		Global Inc.

2024		2024		2024

$-		$-		$-
-		-		(4,366)
-		-		(4,366)

-		-		-
-		-		(29,523)
-		-		(29,523)

-		-		(66,218)

$-		$-		$(100,107)

IS Bond		IS High Income		Global Inc.

2024	2023	2024	2023	2024	2023

$-	$-	$-	$-	$(4,366)	$(4,280)
-	-	-	-	(29,523)	(17,483)
-	-	-	-	(66,218)	37,415

-	-	-	-	(100,107)	15,652

-	-	-	-	56,904	67,872
-	-	-	-	134,929	75,685
-	-	-	-	(27,660)	(5,495)
-	-	-	-	(12,919)	(12,640)
-	-	-	-	151,254	125,422

-	-	-	-	51,147	141,074
-	-	-	-	774,008	632,934
$-	$-	$-	$-	$825,155	$774,008

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$20,097
Mortality and expense risk charge	(5,810)
Net investment income(loss)	14,287

Realized gain(loss) on investments:
Net realized gain distributions	24,799
Net realized gain(loss) on sale of fund shares	6,542
Net realized gain(loss)	31,341

Change in unrealized appreciation/depreciation	34,782

Net increase(decrease) in net assets resulting
from operations	$80,410

	Utilities IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$14,287	$21,847
Net realized gain(loss)	31,341	47,031
Net change in unrealized appreciation/depreciation	34,782	(91,388)
Net increase(decrease) in net assets resulting
from operations	80,410	(22,510)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	33,222	40,710
Subaccounts transfers (including fixed account), net	88,317	(22,657)
Transfers for policyowner benefits and terminations	(31,552)	(85,036)
Policyowner maintenance charges	(23,961)	(21,779)
Net increase(decrease) from policyowner transactions	66,026	(88,762)

Total increase(decrease) in net assets	146,436	(111,272)
Net assets at beginning of period	785,365	896,637
Net assets at end of period	$931,801	$785,365

The accompanying notes are an integral part of these financial statements.

FS-47

MFS
		New
Mid Cap		Discovery		Research

2024		2024		2024

$-		$-		$15,215
(3,823)		-		(6,190)
(3,823)		-		9,025

34,522		-		-
5,221		-		5,087
39,743		-		5,087

36,955		-		7,199

$72,875		$-		$21,311

Mid Cap		New Discovery		Research

2024	2023	2024	2023	2024	2023

$(3,823)	$(1,350)	$-	$-	$9,025	$6,377
39,743	(39,687)	-	-	5,087	(18,830)
36,955	93,476	-	-	7,199	113,617

72,875	52,439	-	-	21,311	101,164

14,917	17,613	-	-	49,336	107,367
7,975	307,258	-	-	28,856	(393,102)
(4,381)	(105,553)	-	-	(16,164)	(41,006)
(7,740)	(4,654)	-	-	(21,472)	(32,477)
10,771	214,664	-	-	40,556	(359,218)

83,646	267,103	-	-	61,867	(258,054)
498,767	231,664	-	-	889,912	1,147,966
$582,413	$498,767	$-	$-	$951,779	$889,912

FS-48

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

MFS

Small Cap

2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting		-
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-49

MFS
Conservative
All		Global RE		Growth

2024		2024		2024

$-		$-		$-
-		-		-
-		-		-

-		-		-
-		-		-
-		-		-

-		-		-

$-		$-		$-

Conservative All		Global RE		Growth

2024	2023	2024	2023	2024	2023

$-	$-	$-	$-	$-	$-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-
-	-	-	-	-	-
$-	$-	$-	$-	$-	$-

FS-50

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

MFS
Mid Cap
Value

2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-51

MFS		Summit
		EAFE		S&P
Moderate All		Intl.		MidCap

2024		2024		2024

$-		$24,312		$2,198
-		(4,690)		(545)
-		19,622		1,653

-		-		7,922
-		13,490		368
-		13,490		8,290

-		(9,963)		12,055

$-		$23,149		$21,998

Moderate All		EAFE Intl.		S&P MidCap

2024	2023	2024	2023	2024	2023

$-	$-	$19,622	$7,213	$1,653	$1,454
-	-	13,490	5,281	8,290	6,675
-	-	(9,963)	83,829	12,055	14,682

-	-	23,149	96,323	21,998	22,811

-	-	37,685	19,611	-	-
-	-	(38,374)	477,793	-	-
-	-	(15,274)	(16,848)	-	-
-	-	(10,292)	(7,420)	(773)	(704)
-	-	(26,255)	473,136	(773)	(704)

-	-	(3,106)	569,459	21,225	22,107
-	-	871,359	301,900	167,171	145,064
$-	$-	$868,253	$871,359	$188,396	$167,171

FS-52

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	500

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$52,175
Mortality and expense risk charge	(27,269)
Net investment income(loss)	24,906

Realized gain(loss) on investments:
Net realized gain distributions	235,093
Net realized gain(loss) on sale of fund shares	153,081
Net realized gain(loss)	388,174

Change in unrealized appreciation/depreciation	457,107

Net increase(decrease) in net assets resulting
from operations	$870,187

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$24,906	$25,247
Net realized gain(loss)	388,174	179,929
Net change in unrealized appreciation/depreciation	457,107	513,131
Net increase(decrease) in net assets resulting
from operations	870,187	718,307

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	128,187	124,308
Subaccounts transfers (including fixed account), net	110,366	612,705
Transfers for policyowner benefits and terminations	(415,664)	(81,562)
Policyowner maintenance charges	(73,752)	(62,032)
Net increase(decrease) from policyowner transactions	(250,863)	593,419

Total increase(decrease) in net assets	619,324	1,311,726
Net assets at beginning of period	3,851,073	2,539,347
Net assets at end of period	$4,470,397	$3,851,073

The accompanying notes are an integral part of these financial statements.

FS-53

Summit
Russell				Mod.
Small Cap		Moderate		Growth

2024		2024		2024

$13,404		$3,053		$7,249
(6,563)		(854)		(2,336)
6,841		2,199		4,913

21,683		7,933		17,605
(2,192)		483		2,363
19,491		8,416		19,968

69,023		(1,732)		9,347

$95,355		$8,883		$34,228

Russell Small Cap		Moderate		Mod. Growth

2024	2023	2024	2023	2024	2023

$6,841	$2,549	$2,199	$881	$4,913	$2,162
19,491	(13,409)	8,416	6,466	19,968	21,337
69,023	142,127	(1,732)	4,729	9,347	19,074

95,355	131,267	8,883	12,076	34,228	42,573

67,127	63,445	12,825	13,075	16,291	31,927
227,257	131,680	6,387	4,109	(10,966)	(17,279)
(112,218)	(26,293)	(449)	(2,601)	(9,009)	(21,983)
(25,468)	(23,382)	(6,884)	(6,445)	(7,290)	(11,628)
156,698	145,450	11,879	8,138	(10,974)	(18,963)

252,053	276,717	20,762	20,214	23,254	23,610
1,029,412	752,695	120,277	100,063	364,608	340,998
$1,281,465	$1,029,412	$141,039	$120,277	$387,862	$364,608

FS-54

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,563
Mortality and expense risk charge	(1,726)
Net investment income(loss)	2,837

Realized gain(loss) on investments:
Net realized gain distributions	19,516
Net realized gain(loss) on sale of fund shares	122
Net realized gain(loss)	19,638

Change in unrealized appreciation/depreciation	3,507

Net increase(decrease) in net assets resulting
from operations	$25,982

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,837	$2,292
Net realized gain(loss)	19,638	15,586
Net change in unrealized appreciation/depreciation	3,507	(4,671)
Net increase(decrease) in net assets resulting
from operations	25,982	13,207

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,654	2,474
Subaccounts transfers (including fixed account), net	893	189,621
Transfers for policyowner benefits and terminations	(3,346)	(879)
Policyowner maintenance charges	(1,438)	(724)
Net increase(decrease) from policyowner transactions	(2,237)	190,492

Total increase(decrease) in net assets	23,745	203,699
Net assets at beginning of period	228,233	24,534
Net assets at end of period	$251,978	$228,233

The accompanying notes are an integral part of these financial statements.

FS-55

Summit		T. Rowe		Morgan Stanley
Nasdaq-100				Emerging
Index		Blue Chip		Markets

2024		2024		2024

$22		$-		$23,865
(22)		(36,513)		(10,410)
-		(36,513)		13,455

434		337,775		-
(133)		380,529		(15,307)
301		718,304		(15,307)

81		1,433,767		115,092

$382		$2,115,558		$113,240

Nasdaq-100 Index		Blue Chip		Emerging Markets

2024	2023	2024	2023	2024	2023

$-	$-	$(36,513)	$(31,925)	$13,455	$15,386
301	-	718,304	3,983	(15,307)	(28,577)
81	-	1,433,767	2,050,246	115,092	168,366

382	-	2,115,558	2,022,304	113,240	155,175

9,901	-	189,134	240,660	100,540	107,365
1,963	-	423,059	556,706	(37,403)	(16,118)
-	-	(693,190)	(400,246)	(80,621)	(23,096)
(1,162)	-	(169,276)	(157,575)	(27,194)	(30,891)
10,702	-	(250,273)	239,545	(44,678)	37,260

11,084	-	1,865,285	2,261,849	68,562	192,435
-	-	6,515,209	4,253,360	1,623,944	1,431,509
$11,084	$-	$8,380,494	$6,515,209	$1,692,506	$1,623,944

FS-56

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Commodity

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,173
Mortality and expense risk charge	(3,564)
Net investment income(loss)	10,609

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(58,311)
Net realized gain(loss)	(58,311)

Change in unrealized appreciation/depreciation	67,590

Net increase(decrease) in net assets resulting
from operations	$19,888

	Commodity

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,609	$97,742
Net realized gain(loss)	(58,311)	(69,697)
Net change in unrealized appreciation/depreciation	67,590	(86,601)
Net increase(decrease) in net assets resulting
from operations	19,888	(58,556)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	58,440	67,952
Subaccounts transfers (including fixed account), net	(104,256)	67,223
Transfers for policyowner benefits and terminations	(26,762)	(122,988)
Policyowner maintenance charges	(11,147)	(12,672)
Net increase(decrease) from policyowner transactions	(83,725)	(485)

Total increase(decrease) in net assets	(63,837)	(59,041)
Net assets at beginning of period	678,702	737,743
Net assets at end of period	$614,865	$678,702

The accompanying notes are an integral part of these financial statements.

FS-57

Pimco
		Low		Commodity
Total Return		Duration		Inst

2024		2024		2024

$40,537		$819		$51
(5,744)		(97)		(8)
34,793		722		43

-		-		-
(37,827)		(175)		(240)
(37,827)		(175)		(240)

17,814		342		79

$14,780		$889		$(118)

Total Return		Low Duration		Commodity Inst

2024	2023	2024	2023	2024	2023

$34,793	$31,862	$722	$670	$43	$-
(37,827)	(45,347)	(175)	(802)	(240)	-
17,814	69,099	342	1,132	79	-

14,780	55,614	889	1,000	(118)	-

45,778	44,606	1,391	1,090	3,598	-
13,318	23,952	(6,687)	(12,160)	569	-
(229,309)	(73,422)	-	(76)	-	-
(32,133)	(39,310)	(2,084)	(2,123)	(241)	-
(202,346)	(44,174)	(7,380)	(13,269)	3,926	-

(187,566)	11,440	(6,491)	(12,269)	3,808	-
1,106,847	1,095,407	21,909	34,178	-	-
$919,281	$1,106,847	$15,418	$21,909	$3,808	$-

FS-58

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Real
	Return

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15
Mortality and expense risk charge	(5)
Net investment income(loss)	10

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2
Net realized gain(loss)	2

Change in unrealized appreciation/depreciation	(16)

Net increase(decrease) in net assets resulting
from operations	$(4)

	Real Return

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10	$-
Net realized gain(loss)	2	-
Net change in unrealized appreciation/depreciation	(16)	-
Net increase(decrease) in net assets resulting
from operations	(4)	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	2,464	-
Transfers for policyowner benefits and terminations	(5)	-
Policyowner maintenance charges	(165)	-
Net increase(decrease) from policyowner transactions	2,294	-

Total increase(decrease) in net assets	2,290	-
Net assets at beginning of period	-	-
Net assets at end of period	$2,290	$-

The accompanying notes are an integral part of these financial statements.

FS-59

Pimco		DFA
Short
Term		Bond		Small

2024		2024		2024

$-		$6,292		$15,510
-		(862)		(3,105)
-		5,430		12,405

-		-		12,130
-		(2,204)		(428)
-		(2,204)		11,702

-		2,627		(11,621)

$-		$5,853		$12,486

Short Term		Bond		Small

2024	2023	2024	2023	2024	2023

$-	$-	$5,430	$4,309	$12,405	$9,695
-	-	(2,204)	(12,879)	11,702	(19,077)
-	-	2,627	16,687	(11,621)	57,565

-	-	5,853	8,117	12,486	48,183

-	-	10,460	8,604	41,929	40,871
-	-	(23,889)	(26,985)	(18,849)	156
-	-	(195)	(145,295)	(566)	(88,725)
-	-	(1,478)	(2,742)	(4,233)	(4,116)
-	-	(15,102)	(166,418)	18,281	(51,814)

-	-	(9,249)	(158,301)	30,767	(3,631)
-	-	141,964	300,265	424,395	428,026
$-	$-	$132,715	$141,964	$455,162	$424,395

FS-60

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$30,954
Mortality and expense risk charge	(5,054)
Net investment income(loss)	25,900

Realized gain(loss) on investments:
Net realized gain distributions	15,975
Net realized gain(loss) on sale of fund shares	13,401
Net realized gain(loss)	29,376

Change in unrealized appreciation/depreciation	(14,692)

Net increase(decrease) in net assets resulting
from operations	$40,584

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$25,900	$26,682
Net realized gain(loss)	29,376	21,692
Net change in unrealized appreciation/depreciation	(14,692)	58,658
Net increase(decrease) in net assets resulting
from operations	40,584	107,032

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	72,724	70,631
Subaccounts transfers (including fixed account), net	(22,223)	(109,906)
Transfers for policyowner benefits and terminations	(2,620)	(53,270)
Policyowner maintenance charges	(12,754)	(15,155)
Net increase(decrease) from policyowner transactions	35,127	(107,700)

Total increase(decrease) in net assets	75,711	(668)
Net assets at beginning of period	709,265	709,933
Net assets at end of period	$784,976	$709,265

The accompanying notes are an integral part of these financial statements.

FS-61

DFA

Fixed		Large		Targeted

2024		2024		2024

$64,085		$19,868		$14,105
(8,853)		(6,645)		(6,715)
55,232		13,223		7,390

-		100,100		68,710
247		22,046		16,365
247		122,146		85,075

3,285		(30,188)		(25,804)

$58,764		$105,181		$66,661

Fixed		Large		Targeted

2024	2023	2024	2023	2024	2023

$55,232	$41,502	$13,223	$12,204	$7,390	$7,155
247	3,097	122,146	24,713	85,075	68,069
3,285	(15,200)	(30,188)	36,791	(25,804)	77,842

58,764	29,399	105,181	73,708	66,661	153,066

94,171	68,904	78,056	59,504	56,731	51,110
(16,034)	828,438	(27,404)	(25,983)	(8,301)	(77,624)
(2,715)	(1,963)	(10,224)	(30,577)	(2,062)	(157,233)
(10,434)	(7,241)	(8,482)	(8,878)	(5,252)	(5,897)
64,988	888,138	31,946	(5,934)	41,116	(189,644)

123,752	917,537	137,127	67,774	107,777	(36,578)
1,212,098	294,561	839,726	771,952	922,051	958,629
$1,335,850	$1,212,098	$976,853	$839,726	$1,029,828	$922,051

FS-62

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,312
Mortality and expense risk charge	(555)
Net investment income(loss)	1,757

Realized gain(loss) on investments:
Net realized gain distributions	494
Net realized gain(loss) on sale of fund shares	3,326
Net realized gain(loss)	3,820

Change in unrealized appreciation/depreciation	2,775

Net increase(decrease) in net assets resulting
from operations	$8,352

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,757	$1,658
Net realized gain(loss)	3,820	1,075
Net change in unrealized appreciation/depreciation	2,775	7,572
Net increase(decrease) in net assets resulting
from operations	8,352	10,305

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	7,363	7,429
Subaccounts transfers (including fixed account), net	(11,730)	10,703
Transfers for policyowner benefits and terminations	(370)	(117)
Policyowner maintenance charges	(4,382)	(3,290)
Net increase(decrease) from policyowner transactions	(9,119)	14,725

Total increase(decrease) in net assets	(767)	25,030
Net assets at beginning of period	87,074	62,044
Net assets at end of period	$86,307	$87,074

The accompanying notes are an integral part of these financial statements.

FS-63

DFA		Columbia		Putnam

Equity		Small		International

2024		2024		2024

$14,049		$19		$-
(4,407)		(6)		-
9,642		13		-

8,881		109		-
5,785		(8)		-
14,666		101		-

55,464		(88)		-

$79,772		$26		$-

Equity		Small		International

2024	2023	2024	2023	2024	2023

$9,642	$8,243	$13	$-	$-	$-
14,666	10,313	101	-	-	-
55,464	69,514	(88)	-	-	-

79,772	88,070	26	-	-	-

104,711	111,509	-	-	-	-
38,986	(443)	13,414	-	-	-
(1,536)	(790)	(5)	-	-	-
(7,603)	(7,051)	(168)	-	-	-
134,558	103,225	13,241	-	-	-

214,330	191,295	13,267	-	-	-
553,672	362,377	-	-	-	-
$768,002	$553,672	$13,267	$-	$-	$-

FS-64

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIODS ENDED DECEMBER 31, 2024 AND 2023

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2024 there are one hundred eight subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Strategic IC
*Mid Cap	*Equity Inc. IC
*High Income IC
DWS Investment Management	*Mid Cap IC
Americas, Inc.	*Money Market
Scudder	*Emerging Markets
*Equity 500	(Commenced July 30, 2024)
*Small Cap	*Growth
*Mid Value	(Commenced November 5, 2024)
*Global	*International (A)
*Alt Asset (A)	*Tech
*Growth	(Commenced November 5, 2024)

Fidelity Management & Research	Invesco Advisers, Inc.
Company LLC	AIM
Fidelity	*Dividend
*Contrafund IC	*Health
*Contrafund SC	*Technology
*High Income SC	*Intl. Growth
*Inv. Grade Bond IC	*Franchise
*Mid Cap SC	*Mid Cap
*Overseas IC	(Commenced March 4, 2024)
*Bond (A)
*Small Cap
(Commenced November 11, 2024)

FS-65

1. ORGANIZATION, continued

Janus Henderson Investors US LLC	Schroder Investment Management North
Janus	America Inc. and Baillie Gifford Overseas Ltd.
*Growth	Vanguard
*International
Neuberger Berman Investment Advisers LLC
Neuberger Berman	Hotchkis and Wiley Capital Management, LLC
*Bond	and Lazard Asset Management LLC
*Mid-Cap	Vanguard
*Equity	*Diversified
*Regency
The Vanguard Group, Inc. and
Guggenheim Investments	ArrowMark Partners (formerly The
Rydex	Vanguard Group, Inc. and
*Nova	ArrowMark Colorado Holdings, LLC)
*NASDAQ	Vanguard
*Precious Metals	*Small Company Growth
*Inv. S&P 500
*Gov. Long Bond	The Vanguard Group, Inc.
Vanguard
Third Avenue Management LLC	*International Stock
Third Avenue	*Global Bond
*Value
Allspring Funds Management, LLC
The Vanguard Group, Inc.	Allspring
Vanguard	*Discovery
*Equity Index	*Opportunity
*Total Bond
*REIT Index	Lincoln Financial Investments Corporation
*Mid-Cap	(formerly American Century Investment
*Stock Market Index	Management, Inc.)
*Conservative	Lincoln (formerly American Century)
*Moderate	(formerly American Century Investments)
*Short-Term	*Mid Cap II (formerly Mid Cap) (formerly
American Century VP Mid Cap Value Fund
Wellington Management Company, LLP	Portfolio, Class I)
and The Vanguard Group, Inc.	(Commenced April 26, 2024)
Vanguard	*International II (formerly International)
*Equity Income	(formerly American Century VP
International Fund Portfolio, Class I)
Wellington Management Company, LLP	(Commenced April 26, 2024)
Vanguard	*Inflation II (formerly Inflation) (formerly
*Growth	American Century VP Inflation Protection
*Balanced	Fund Portfolio, Class I)
(Commenced April 26, 2024)
Wellington Management Company, LLP and
The Vanguard Group, Inc.
Vanguard
*High Yield Bond

FS-66

1. ORGANIZATION, continued

Capital Research and Management Company (SM)	Calvert Research and Management, continued
American Funds	Summit, continued
*IS Growth-Inc	*Mod. Growth (formerly Calvert VP
*IS Growth	Volatility Managed Moderate Growth
*Blue Chip	Portfolio, Class F)
*IS International	*Growth (formerly Calvert VP Volatility
*IS New World	Managed Growth Portfolio, Class F)
*IS Bond (A)	*Nasdaq-100 Index (formerly Calvert
*IS High Income (A)	VP Nasdaq 100 Index Portfolio, Class I)
(Commenced March 4, 2024)
Franklin Advisers, Inc.
Franklin Templeton	T. Rowe Price Associates, Inc.
*Global Inc.	T. Rowe
*Blue Chip
Massachusetts Financial Services
Company	Morgan Stanley Investment Management Inc.
MFS	Morgan Stanley
*Utilities IC	*Emerging Markets
*Mid Cap
*New Discovery(A)	Pacific Investment Management Company LLC
*Research	Pimco
*Small Cap (A)	*Commodity
*Conservative All (A)	*Total Return
*Global RE (A)	*Low Duration
*Growth (A)	*Commodity Inst
*Mid Cap Value (A)	(Commenced July 12, 2024)
*Moderate All (A)	*Real Return
(Commenced July 29, 2024)
Calvert Research and Management	*Short Term (A)
(See Note 3)
Summit (formerly Calvert Variable	Dimensional Fund Advisors LP
Products, Inc.)	DFA
*EAFE Intl. (formerly Calvert VP	*Bond
EAFE International Index Portfolio,	*Small
Class I)	*Value
*S&P MidCap (formerly Calvert VP	*Fixed
S&P MidCap 400 Index Portfolio,	*Large
Class I)	*Targeted
*S&P 500 (formerly Calvert VP S&P	*Global
Index Portfolio)	*Equity
*Russell Small Cap (formerly Calvert	(Commenced March 3, 2020)
VP Russell 2000 Small Cap Index
Portfolio, Class I)
*Moderate (formerly Calvert VP
Volatility Managed Moderate Portfolio,
Class F)

FS-67

1. ORGANIZATION, continued

Columbia Management Investment Advisers, LLC
Columbia
*Small
(Commenced July 29, 2024)

Putnam Investment Management, LLC
Putnam
*International (A)

(A) These subaccounts have had no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-68

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-69

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2024 and for the years ended December 31, 2024 and December 31, 2023. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2024 and 2023, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
S&P 500.050
Russell Small Cap	.050
Moderate	.050
Mod. Growth	.050
Growth	.050
Nasdaq-100 Index	.500

FS-70

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2024 were as follows:

	Purchases	Sales
Calvert:
Balanced	$177,692	$77,575
Mid Cap	933	7,253

Scudder:
Equity 500	35,928	233,078
Small Cap	124,331	115,255
Mid Value	106,562	82,109
Global	180,334	12,299
Alt Asset	-	-
Growth	229,094	54,668

Fidelity:
Contrafund IC	1,616,566	406,818
Contrafund SC	368,899	26,087
High Income SC	4,225	5,466
Inv. Grade Bond IC	756,569	921,197
Mid Cap SC	448,339	263,160
Overseas IC	118,727	106,783
Strategic IC	253,450	110,688
Equity Inc. IC	58,369	72,448
High Income IC	43,581	26,617
Mid Cap IC	412,862	55,281
Money Market	7,157,692	8,271,699
Emerging Markets	10,990	71
Growth	330	32
International	-	-
Tech	187	22

AIM:
Dividend	20,547	48,886
Health	35,803	292,392
Technology	347,251	471,940
Intl. Growth	95,858	56,727
Franchise	36,049	30,871
Mid Cap	3,396	7
Bond	-	-
Small Cap	201,078	762

Janus:
Growth	1,905	2,729

FS-71

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Neuberger Berman:
Bond	$45,015	$288,330
Mid-Cap	207,120	220,112
Equity	443,085	668,672
Regency	18,427	54,503

Rydex:
Nova	50,356	66,437
NASDAQ	1,236,702	1,543,690
Precious Metals	673,203	472,613
Inv. S&P 500	20,814	12,576
Gov. Long Bond	236,862	231,891

Third Avenue:
Value	733,247	615,669

Vanguard:
Equity Index	5,655,855	4,128,495
Total Bond	2,063,706	733,232
REIT Index	970,732	675,167
Mid-Cap	605,819	838,291
Stock Market Index	4,567,689	3,919,495
Conservative	176,932	57,920
Moderate	336,067	54,419
Short-Term	1,287,170	1,235,701
Equity Income	1,521,481	1,167,251
Growth	1,387,749	2,748,198
Balanced	1,368,135	1,731,775
High Yield Bond	497,928	341,199
International	1,726,343	1,665,716
Diversified	546,594	739,063
Small Company Growth	522,866	1,369,236
International Stock	836,367	56,938
Global Bond	82,303	53,964

Allspring:
Discovery	27,435	126,130
Opportunity	107,472	146,410

Lincoln:
Mid Cap II	1,323,355	172,736
International II	40,638	17,556
Inflation II	343,169	87,443

FS-72

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
IS Growth-Inc	$15,316	$9,887
IS Growth	249,654	18,202
Blue Chip	41,509	8,493
IS International	62,654	34,137
IS New World	46,617	10,212
IS Bond	-	-
IS High Income	-	-

Franklin Templeton:
Global Inc.	357,729	210,841

MFS:
Utilities IC	642,900	537,789
Mid Cap	140,982	99,512
New Discovery	-	-
Research	110,433	60,853
Small Cap	-	-
Conservative All	-	-
Global RE	-	-
Growth	-	-
Mid Cap Value	-	-
Moderate All	-	-

Summit:
EAFE Intl.	103,834	110,467
S&P MidCap	10,118	1,315
S&P 500	935,680	926,544
Russell Small Cap	590,857	405,636
Moderate	30,363	8,353
Mod. Growth	45,789	34,245
Growth	26,423	6,307
Nasdaq-100 Index	15,991	4,854

T. Rowe:
Blue Chip	1,368,526	1,317,537

Morgan Stanley:
Emerging Markets	325,792	357,015

Pimco:
Commodity	197,602	270,718
Total Return	222,339	389,892
Low Duration	2,436	9,094
Commodity Inst	8,580	4,610
Real Return	2,447	143
Short Term	-	-

FS-73

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
DFA:
Bond	$46,440	$56,112
Small	76,731	33,915
Value	191,052	114,049
Fixed	157,778	37,558
Large	269,703	124,434
Targeted	302,895	185,680
Global	34,088	40,957
Equity	186,005	32,924

Columbia:
Small	13,513	151

Putnam:
International	-	-

FS-74

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2024, these fees range between .10 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $15 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-75

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2024	6.10	7.07	251,352	1,344,500	1.81	0.10	0.75	11.52	18.72
2023	3.70	5.95	234,324	1,076,014	1.62	0.45	0.75	15.95	16.30
2022	3.18	5.13	220,700	874,906	1.14	0.45	0.75	(16.04)	(15.79)
2021	3.78	6.11	247,115	1,201,255	1.18	0.45	0.75	14.26	14.60
2020	3.30	5.35	248,854	1,056,900	1.58	0.45	0.75	14.40	14.74

Mid Cap
2024	57.41	101.82	1,321	87,931	0.12	0.45	0.75	9.39	9.73
2023	52.32	93.07	1,284	86,857	0.19	0.45	0.75	10.81	11.14
2022	47.07	83.99	1,252	80,927	-	0.45	0.75	(20.08)	(19.85)
2021	58.73	105.10	1,355	112,257	0.20	0.45	0.75	14.17	14.51
2020	51.29	92.06	1,405	102,525	0.45	0.45	0.75	11.41	11.75

Scudder:
Equity 500
2024	66.06	66.06	4,030	266,177	1.37	0.30	0.30	24.25	24.25
2023	53.16	53.16	7,596	403,845	1.35	0.30	0.30	25.63	25.63
2022	42.32	42.32	7,646	323,560	1.24	0.30	0.30	(18.58)	(18.58)
2021	51.98	51.98	7,677	399,046	1.42	0.30	0.30	28.02	28.02
2020	40.60	40.60	7,907	321,027	1.66	0.30	0.30	17.74	17.74

Small Cap
2024	14.52	54.93	15,658	555,815	1.10	0.30	0.75	10.32	10.91
2023	31.33	49.79	14,532	511,072	1.07	0.30	0.75	15.89	16.39
2022	26.92	42.96	14,174	432,993	0.93	0.30	0.75	(21.23)	(20.88)
2021	34.02	54.54	13,070	565,033	0.99	0.30	0.75	13.65	14.12
2020	29.82	47.99	12,067	475,192	1.04	0.30	0.75	18.54	19.07

Mid Value
2024	27.22	29.32	16,911	436,829	1.17	0.30	0.75	5.41	5.89
2023	25.70	27.82	17,284	413,608	1.13	0.30	0.75	14.09	14.61
2022	22.43	24.38	13,728	290,344	0.79	0.30	0.75	(16.43)	(16.05)
2021	26.72	29.17	17,831	414,059	1.16	0.30	0.75	29.53	30.11
2020	20.53	22.52	11,688	248,840	1.12	0.30	0.75	(1.54)	(1.10)

Global
2024	17.72	19.71	16,339	291,289	0.94	0.10	0.75	4.30	8.38
2023	16.27	16.35	7,517	122,670	0.77	0.45	0.75	15.24	15.52
2022	14.08	14.18	6,953	98,420	1.28	0.45	0.75	(29.03)	(28.83)
2021	19.79	19.99	12,015	241,592	0.33	0.45	0.75	7.32	7.63
2020	18.38	18.62	11,729	219,565	1.34	0.45	0.75	21.76	22.14

FS-76

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Alt Asset
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Growth
2024	67.96	118.54	10,017	905,296	0.17	0.30	0.75	25.67	26.24
2023	53.84	94.33	8,326	610,060	0.07	0.30	0.75	37.55	38.16
2022	38.97	68.58	8,631	453,725	0.09	0.30	0.75	(31.25)	(30.94)
2021	56.43	99.76	8,015	655,989	0.21	0.30	0.75	21.86	22.41
2020	46.10	81.86	6,581	435,880	0.56	0.30	0.75	24.62	38.00

Fidelity:
Contrafund IC
2024	146.15	193.16	48,478	7,488,855	0.20	0.10	0.75	14.32	32.79
2023	87.13	145.47	44,764	5,331,975	0.46	0.45	0.75	32.46	32.86
2022	65.59	109.82	55,890	5,009,123	0.50	0.45	0.75	(26.86)	(26.64)
2021	89.40	150.15	60,881	7,409,065	0.06	0.45	0.75	26.88	27.26
2020	70.25	118.34	58,149	5,832,135	0.25	0.45	0.75	29.59	29.98

Contrafund SC
2024	117.92	117.92	23,626	2,786,037	0.09	0.30	0.30	33.23	33.23
2023	88.51	88.51	23,305	2,062,729	0.41	0.30	0.30	32.94	32.94
2022	37.63	66.58	22,793	1,517,522	0.43	0.30	0.60	(26.60)	(10.06)
2021	90.71	153.55	13,941	1,358,300	0.05	0.30	0.60	26.95	27.33
2020	71.24	120.95	19,456	1,460,542	0.15	0.30	0.60	29.65	30.04

High Income SC
2024	7.93	7.93	9,426	74,762	5.71	0.30	0.30	8.40	8.40
2023	7.32	7.32	10,119	74,039	5.60	0.30	0.30	10.17	10.17
2022	6.64	6.64	10,854	72,085	5.18	0.30	0.30	(11.82)	(11.82)
2021	7.53	7.53	2,987	22,500	5.14	0.30	0.30	4.19	4.19
2020	7.23	7.23	3,924	28,365	4.89	0.30	0.30	2.34	2.34

Inv. Grade Bond IC
2024	17.24	20.80	79,935	1,401,063	3.55	0.10	0.75	1.02	2.34
2023	14.81	17.06	91,146	1,604,914	2.04	0.30	0.75	5.41	5.89
2022	13.99	16.18	144,701	2,142,801	2.49	0.30	0.75	(13.61)	(13.22)
2021	16.12	18.73	129,362	2,169,347	2.05	0.30	0.75	(1.35)	(0.90)
2020	16.27	18.99	135,734	2,316,006	2.26	0.30	0.75	8.58	9.07

FS-77

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Mid Cap SC
2024	86.82	151.13	32,550	2,959,076	0.48	0.30	0.75	16.47	17.00
2023	74.21	129.75	34,389	2,715,602	0.47	0.30	0.75	14.15	14.66
2022	64.72	113.67	39,975	2,966,042	0.39	0.30	0.75	(15.49)	(15.11)
2021	76.23	134.50	42,580	3,927,233	0.51	0.30	0.75	24.57	25.13
2020	60.92	107.97	42,067	3,329,457	0.57	0.30	0.75	17.16	17.69

Overseas IC
2024	32.33	43.90	21,825	822,933	1.62	0.30	0.75	4.26	4.74
2023	30.87	42.10	22,664	822,468	1.03	0.30	0.75	19.61	20.15
2022	25.69	35.20	24,094	725,398	0.86	0.30	0.75	(25.05)	(24.71)
2021	34.13	46.96	31,183	1,268,989	0.54	0.30	0.75	18.81	19.35
2020	28.59	39.53	31,040	1,061,947	0.44	0.30	0.75	14.75	15.27

Strategic IC
2024	20.46	22.81	64,717	1,179,650	3.80	0.10	0.75	5.28	6.18
2023	14.64	19.44	57,661	1,015,047	4.41	0.30	0.75	8.60	9.10
2022	13.42	17.90	55,201	923,049	4.00	0.30	0.75	(11.92)	(11.53)
2021	15.17	20.32	58,705	1,099,513	2.56	0.30	0.75	2.97	3.41
2020	14.67	19.73	59,907	1,103,457	3.19	0.30	0.75	6.71	7.62

Equity Inc. IC
2024	73.24	80.63	6,758	394,605	1.77	0.10	0.70	6.06	14.54
2023	32.38	63.95	7,602	383,540	2.10	0.70	0.70	9.88	9.88
2022	29.47	58.20	6,660	321,837	1.93	0.70	0.70	(5.62)	(5.62)
2021	31.23	61.66	4,993	284,468	1.98	0.70	0.70	24.02	24.02
2020	25.18	49.72	3,980	197,818	1.86	0.70	0.70	5.95	20.51

High Income IC
2024	7.43	11.05	6,981	65,381	6.72	0.45	0.75	8.15	8.48
2023	6.85	10.21	5,166	47,363	5.14	0.45	0.75	9.66	9.98
2022	6.23	9.31	6,564	39,083	5.85	0.45	0.75	(12.04)	(11.77)
2021	7.06	10.59	9,740	80,109	5.03	0.45	0.75	3.63	3.94
2020	6.79	10.22	8,394	69,734	4.49	0.45	0.75	1.98	2.28

Mid Cap IC
2024	107.19	118.00	9,964	692,936	0.77	0.10	0.70	6.61	16.67
2023	46.65	91.88	4,710	363,969	0.63	0.70	0.70	14.28	14.28
2022	40.83	80.40	4,304	298,830	0.48	0.70	0.70	(15.34)	(15.34)
2021	48.22	94.96	3,984	348,002	0.67	0.70	0.70	8.29	24.73
2020	76.13	76.13	3,206	244,060	0.67	0.70	0.70	17.37	17.37

FS-78

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2024	1.10	1.16	7,353,915	8,246,654	5.01	0.10	0.75	3.72	4.31
2023	1.05	1.09	8,721,096	9,360,661	4.80	0.30	0.75	4.11	4.58
2022	1.01	1.04	9,089,175	9,299,720	1.50	0.30	0.75	0.68	1.14
2021	1.01	1.03	8,895,987	9,031,492	0.01	0.30	0.75	(0.74)	(0.29)
2020	1.01	1.03	8,490,049	8,666,080	0.29	0.30	0.75	(0.43)	0.02

Emerging Markets
2024	11.78	11.78	915	10,779	1.43	0.50	0.50	1.82	1.82
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Growth
2024	125.04	125.04	2	249	-	0.50	0.50	0.82	0.82
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

International
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Tech
2024	43.33	43.33	4	171	-	0.50	0.50	4.25	4.25
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

AIM:
Dividend
2024	47.30	47.93	6,217	292,427	1.80	0.30	0.75	12.37	12.88
2023	42.09	42.46	7,155	298,908	2.04	0.30	0.75	8.23	8.72
2022	38.89	39.06	7,992	307,950	1.86	0.30	0.75	(2.41)	(1.97)
2021	39.84	39.85	8,684	343,611	2.25	0.30	0.75	18.01	18.54
2020	33.61	33.77	8,089	270,785	3.05	0.30	0.75	(0.61)	(0.16)

FS-79

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Health
2024	55.50	69.39	13,724	748,004	-	0.30	0.75	3.39	3.85
2023	53.44	67.11	17,142	944,625	-	0.30	0.75	2.26	2.72
2022	52.03	65.63	16,666	919,399	-	0.30	0.75	(13.96)	(13.57)
2021	60.20	76.28	17,012	1,099,246	0.21	0.30	0.75	11.46	11.96
2020	53.77	68.44	16,841	972,978	0.32	0.30	0.75	13.60	14.12

Technology
2024	73.58	75.44	28,033	1,925,371	-	0.30	0.75	33.26	33.87
2023	54.97	56.61	31,157	1,619,810	-	0.30	0.75	45.85	46.51
2022	37.52	38.81	30,928	1,115,963	-	0.30	0.75	(40.40)	(40.13)
2021	62.67	65.12	28,834	1,731,866	-	0.30	0.75	13.56	14.07
2020	54.94	57.34	28,350	1,514,900	-	0.30	0.75	45.02	45.68

Intl. Growth
2024	53.26	57.72	7,097	372,011	1.80	0.10	0.75	(0.14)	0.82
2023	37.82	53.34	6,537	340,893	0.19	0.30	0.75	17.27	17.80
2022	32.11	45.48	9,332	416,182	1.65	0.30	0.75	(28.80)	(18.91)
2021	45.09	56.09	11,112	608,649	1.29	0.30	0.75	(1.00)	5.10
2020	42.52	53.37	11,695	608,486	1.88	0.30	0.75	(18.92)	13.14

Franchise
2024	114.65	188.58	389	55,604	-	0.45	0.75	33.88	34.28
2023	85.38	140.86	343	36,014	-	0.45	0.75	39.88	40.30
2022	60.86	100.70	421	33,616	-	0.45	0.75	(31.62)	(22.85)
2021	123.29	147.27	309	43,200	-	0.45	0.75	11.09	11.42
2020	110.66	132.57	216	26,441	0.08	0.45	0.75	41.28	41.79

Mid Cap
2024	77.31	77.31	47	3,617	-	0.50	0.50	8.53	8.53
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Bond
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-80

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Small Cap
2024	30.44	30.44	6,135	186,742	-	0.50	0.50	(6.82)	(6.82)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Janus:
Growth
2024	99.28	99.28	737	73,144	0.03	0.45	0.45	34.70	34.70
2023	73.70	73.70	765	56,389	0.14	0.45	0.45	42.53	42.53
2022	31.58	51.71	787	40,677	0.71	0.45	0.75	(31.86)	(30.20)
2021	74.08	103.97	780	60,175	0.10	0.45	0.75	19.44	19.80
2020	61.84	87.05	798	51,491	0.41	0.45	0.75	31.96	32.36

Neuberger Berman:
Bond
2024	9.66	25.52	20,502	318,626	5.52	0.30	0.75	5.18	5.30
2023	11.66	24.23	31,211	559,603	4.30	0.30	0.75	5.11	5.62
2022	11.04	23.05	36,423	618,799	3.82	0.30	0.75	(5.89)	(5.44)
2021	11.68	24.50	33,467	656,105	2.50	0.30	0.75	(0.01)	0.41
2020	11.63	24.50	32,859	735,070	2.34	0.30	0.75	2.68	3.25

Mid-Cap
2024	56.97	59.36	47,489	2,779,631	-	0.30	0.75	23.09	23.65
2023	46.28	48.01	50,323	2,385,285	-	0.30	0.75	17.27	17.79
2022	39.47	40.76	50,815	2,045,810	-	0.30	0.75	(29.26)	(28.95)
2021	55.79	57.36	54,232	3,076,574	-	0.30	0.75	12.15	12.66
2020	49.75	50.92	57,698	2,910,403	-	0.30	0.75	38.94	39.56

Equity
2024	52.65	53.56	62,148	3,319,625	0.22	0.45	0.75	24.90	25.28
2023	42.16	42.75	69,902	2,981,831	0.34	0.45	0.75	25.96	26.33
2022	26.80	33.47	77,011	2,601,750	0.44	0.30	0.75	(19.06)	(14.65)
2021	41.35	41.97	78,379	3,263,183	0.38	0.30	0.75	22.56	23.40
2020	33.74	34.01	81,353	2,756,452	0.62	0.30	0.75	18.67	19.24

Regency
2024	21.92	41.91	695	15,478	0.28	0.45	0.75	7.90	8.33
2023	20.24	38.84	2,253	48,787	1.05	0.45	0.75	10.18	10.51
2022	18.31	35.25	2,317	45,395	0.23	0.45	0.75	(10.42)	(10.16)
2021	20.38	39.36	6,158	195,116	0.60	0.45	0.75	10.12	31.64
2020	29.90	29.90	31	928	1.23	0.75	0.75	(3.38)	(3.38)

FS-81

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex:
Nova
2024	84.21	307.08	4,336	726,348	-	0.30	0.75	31.76	32.31
2023	63.92	232.09	4,709	561,537	-	0.30	0.75	34.07	34.66
2022	47.67	172.35	5,508	469,207	0.42	0.30	0.75	(30.78)	(30.48)
2021	68.88	247.92	6,832	804,495	0.35	0.30	0.75	41.13	41.71
2020	48.81	174.95	6,792	552,976	0.85	0.30	0.75	19.13	19.63

NASDAQ
2024	145.02	150.48	16,210	2,289,590	0.21	0.30	0.75	22.97	23.53
2023	117.93	121.81	18,438	2,129,547	-	0.30	0.75	52.08	52.76
2022	77.54	79.74	20,173	1,530,594	-	0.30	0.75	(34.63)	(34.34)
2021	118.62	121.44	26,144	3,003,342	-	0.30	0.75	24.61	25.17
2020	95.20	97.02	27,390	2,538,896	0.29	0.30	0.75	43.88	44.53

Precious Metals
2024	9.75	11.58	77,555	1,318,276	1.44	0.10	0.75	(5.30)	7.30
2023	9.08	47.43	76,494	1,061,053	0.34	0.30	0.75	3.05	3.52
2022	8.81	45.81	80,207	1,243,144	0.51	0.30	0.75	(11.74)	(11.35)
2021	9.99	51.68	88,904	1,378,246	3.68	0.30	0.75	(9.87)	(9.46)
2020	11.08	57.08	83,711	1,360,406	4.56	0.30	0.75	33.30	33.90

Inv. S&P 500
2024	0.49	4.36	16,702	28,554	10.83	0.45	0.75	(13.75)	(13.50)
2023	0.57	5.04	17,408	27,893	1.79	0.45	0.75	(15.57)	(15.33)
2022	0.68	5.96	354,859	295,949	-	0.45	0.75	15.72	16.07
2021	0.59	5.13	7,487	21,550	-	0.45	0.75	(24.94)	(24.78)
2020	0.78	6.82	7,674	23,562	0.63	0.45	0.75	(25.58)	(25.36)

Gov. Long Bond
2024	17.22	22.90	2,380	44,346	3.20	0.30	0.75	(15.26)	(13.11)
2023	19.82	27.02	2,294	48,641	3.00	0.30	0.75	(3.90)	(1.77)
2022	20.18	28.12	3,229	71,262	1.66	0.30	0.75	(41.27)	(29.56)
2021	34.36	39.92	2,670	95,951	0.34	0.30	0.75	(8.18)	(7.74)
2020	37.42	43.27	4,683	190,215	0.13	0.30	0.75	21.05	21.85

Third Avenue:
Value
2024	41.44	55.15	85,281	2,987,538	2.52	0.10	0.75	(6.95)	(3.01)
2023	27.46	56.86	94,232	3,274,571	2.40	0.30	0.75	19.91	20.45
2022	22.80	47.42	96,657	2,828,874	1.46	0.30	0.75	15.25	15.76
2021	19.69	41.14	106,917	2,718,889	0.69	0.30	0.75	21.16	21.70
2020	16.18	33.96	98,005	2,179,131	3.08	0.30	0.75	(3.12)	(2.69)

FS-82

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard:
Equity Index
2024	150.75	207.50	459,991	53,550,487	1.28	0.10	0.75	23.90	24.72
2023	120.87	167.47	460,716	43,666,410	1.39	0.10	0.75	(0.28)	25.18
2022	72.13	133.78	449,909	33,999,703	1.36	0.30	0.75	(18.84)	(18.47)
2021	88.47	164.83	463,254	43,549,930	1.25	0.30	0.75	27.59	28.17
2020	69.03	129.19	485,146	36,417,349	1.68	0.30	0.75	17.32	17.85

Total Bond
2024	16.93	26.43	617,037	8,464,323	2.64	0.10	0.75	0.48	2.01
2023	12.81	26.30	520,646	7,265,970	2.43	0.30	0.75	4.79	5.26
2022	12.17	25.10	399,783	5,520,078	2.04	0.30	0.75	(13.86)	(13.47)
2021	14.06	29.14	387,133	6,205,970	2.12	0.30	0.75	(2.45)	(2.01)
2020	14.35	29.87	366,029	6,160,975	2.34	0.30	0.75	6.78	7.26

REIT Index
2024	34.42	72.15	256,019	6,412,615	3.12	0.10	0.75	3.96	8.00
2023	20.39	69.41	249,801	6,196,259	2.44	0.30	0.75	10.87	11.37
2022	18.31	62.60	239,872	5,581,171	1.92	0.30	0.75	(26.85)	(26.52)
2021	24.92	85.58	233,433	7,630,087	1.97	0.30	0.75	39.16	39.79
2020	17.83	61.49	225,219	5,523,444	2.59	0.30	0.75	(5.56)	(5.14)

Mid-Cap
2024	68.27	91.96	177,599	10,235,003	1.39	0.10	0.75	14.21	14.97
2023	46.78	80.51	183,263	9,364,059	1.45	0.30	0.75	14.97	15.49
2022	40.51	70.03	195,822	8,790,793	1.14	0.30	0.75	(19.42)	(19.06)
2021	50.05	86.91	205,418	11,544,970	1.07	0.30	0.75	23.43	23.98
2020	40.36	70.41	182,911	8,929,449	1.47	0.30	0.75	17.19	17.72

Stock Market Index
2024	151.34	164.25	266,739	27,202,896	1.23	0.10	0.75	15.01	22.78
2023	76.58	133.77	270,126	23,240,572	1.10	0.30	0.75	25.02	25.58
2022	60.99	107.00	241,399	16,947,534	1.34	0.30	0.75	(20.19)	(19.83)
2021	76.07	134.07	243,421	21,694,056	1.17	0.30	0.75	24.70	25.26
2020	60.73	107.51	217,713	16,701,481	1.69	0.30	0.75	19.65	20.19

Conservative
2024	32.46	34.22	13,123	439,621	2.74	0.45	0.75	6.79	7.01
2023	30.40	31.98	10,028	315,406	1.87	0.45	0.75	11.67	12.01
2022	27.22	28.55	5,638	159,767	2.44	0.45	0.75	(15.53)	(15.28)
2021	32.23	33.70	5,517	184,486	1.44	0.45	0.75	5.20	5.51
2020	30.64	31.94	4,895	155,302	1.66	0.45	0.75	10.90	11.24

FS-83

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Moderate
2024	43.25	43.95	38,466	1,549,161	2.09	0.45	0.70	9.55	9.83
2023	39.38	40.12	32,859	1,190,848	2.05	0.45	0.70	14.75	15.03
2022	26.65	34.23	32,623	1,029,186	2.43	0.45	0.75	(16.55)	(16.30)
2021	40.90	41.82	35,101	1,335,439	1.49	0.45	0.75	9.25	9.58
2020	37.33	38.27	33,599	1,191,296	2.30	0.45	0.75	12.92	13.26

Short-Term
2024	11.98	12.67	205,864	2,481,235	3.89	0.10	0.75	0.93	4.11
2023	11.51	11.71	206,464	2,402,537	2.00	0.30	0.75	5.37	5.84
2022	10.92	11.07	236,252	2,603,531	1.87	0.30	0.75	(6.42)	(6.00)
2021	11.67	11.77	256,701	3,011,671	1.58	0.30	0.75	(1.19)	(0.75)
2020	11.82	11.86	213,854	2,512,006	1.72	0.30	0.75	4.71	5.18

Equity Income
2024	74.09	139.44	206,384	11,598,030	2.88	0.10	0.75	13.04	14.26
2023	50.05	122.04	214,652	10,691,483	2.91	0.30	0.75	7.29	7.78
2022	46.44	113.74	260,949	11,992,071	2.52	0.30	0.75	(1.40)	(0.96)
2021	46.89	115.36	220,488	10,799,341	1.92	0.30	0.75	24.39	24.95
2020	37.53	92.73	186,418	8,431,699	2.79	0.30	0.75	2.48	2.94

Growth
2024	93.89	129.50	318,814	26,246,352	0.28	0.10	0.75	20.56	32.14
2023	66.77	98.00	332,250	20,915,149	0.24	0.30	0.75	39.10	39.72
2022	47.79	70.46	338,584	15,401,003	-	0.30	0.75	(33.86)	(33.56)
2021	71.93	106.53	333,766	23,189,665	0.03	0.30	0.75	16.98	17.51
2020	61.22	91.06	322,899	19,991,041	0.33	0.30	0.75	42.03	42.67

Balanced
2024	68.48	129.72	161,228	8,653,076	2.25	0.10	0.75	10.63	13.94
2023	41.88	113.85	173,153	8,459,235	2.05	0.45	0.75	13.48	13.82
2022	36.79	100.33	185,684	8,415,342	1.94	0.45	0.75	(14.94)	(14.69)
2021	43.13	117.95	202,497	10,800,882	1.79	0.45	0.75	18.13	18.48
2020	36.40	99.85	201,149	9,414,460	2.66	0.45	0.75	9.85	10.18

High Yield Bond
2024	18.77	36.86	191,762	2,605,466	5.31	0.10	0.75	5.65	6.35
2023	10.43	34.89	180,023	2,423,483	4.81	0.30	0.75	10.84	11.33
2022	9.37	31.48	164,342	2,033,938	5.13	0.30	0.75	(10.04)	(9.63)
2021	10.36	34.99	176,175	2,565,259	4.19	0.30	0.75	2.91	3.37
2020	10.03	34.00	176,847	2,555,885	5.62	0.30	0.75	4.88	5.36

FS-84

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
International
2024	51.72	70.46	309,112	14,503,724	1.21	0.10	0.75	4.38	8.19
2023	41.29	65.13	318,410	13,851,826	1.53	0.30	0.75	13.80	14.31
2022	36.12	57.23	334,637	12,810,138	1.36	0.30	0.75	(30.64)	(30.33)
2021	51.84	82.51	349,637	19,447,697	0.27	0.30	0.75	(2.28)	(1.84)
2020	52.81	84.43	345,209	19,969,932	1.23	0.30	0.75	56.41	57.11

Diversified
2024	57.06	62.31	81,410	3,866,532	1.67	0.10	0.75	12.41	14.02
2023	40.10	54.65	90,997	3,829,287	1.41	0.30	0.75	19.23	19.77
2022	33.48	45.83	92,115	3,292,057	1.15	0.30	0.75	(12.15)	(11.75)
2021	37.94	52.17	104,363	4,246,129	1.04	0.30	0.75	29.49	30.08
2020	29.17	40.29	97,257	3,181,412	2.70	0.30	0.75	10.94	11.44

Small Company Growth
2024	71.42	128.23	296,101	16,475,154	0.55	0.10	0.75	10.54	10.90
2023	48.43	116.00	310,958	15,688,424	0.41	0.30	0.75	18.76	19.29
2022	40.60	97.67	330,280	13,991,490	0.27	0.30	0.75	(25.91)	(25.57)
2021	54.55	131.83	339,365	19,813,230	0.37	0.30	0.75	13.37	13.88
2020	47.90	116.29	330,229	17,813,764	0.67	0.30	0.75	22.26	22.82

International Stock
2024	22.91	25.28	101,664	2,541,132	2.70	0.50	0.70	4.32	4.33
2023	24.23	24.34	72,079	1,752,039	2.86	0.70	0.70	14.74	14.74
2022	21.12	21.21	55,391	1,173,889	3.35	0.70	0.70	(16.60)	(16.60)
2021	25.32	25.43	48,241	1,225,534	1.42	0.70	0.70	7.77	7.77
2020	23.49	23.60	21,142	498,016	1.16	0.70	0.70	10.40	31.67

Global Bond
2024	20.34	20.43	12,058	246,208	2.90	0.70	0.70	1.32	1.32
2023	20.08	20.17	10,900	219,679	1.94	0.70	0.70	5.78	5.78
2022	18.98	19.07	5,372	102,309	2.68	0.70	0.70	(13.73)	(13.73)
2021	22.00	22.10	3,284	72,553	0.53	0.70	0.70	(2.52)	(2.52)
2020	22.57	22.67	258	5,820	0.56	0.70	0.70	0.11	5.93

Allspring:
Discovery
2024	36.70	75.52	6,196	401,302	-	0.30	0.75	17.25	18.13
2023	31.07	64.41	7,614	428,200	-	0.30	0.75	19.25	20.14
2022	25.86	54.02	7,827	371,398	-	0.30	0.75	(39.49)	(38.31)
2021	42.74	87.56	8,573	655,114	-	0.30	0.75	(10.18)	(5.75)
2020	74.45	92.90	15,133	1,178,107	-	0.45	0.75	61.44	61.92

FS-85

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Allspring, continued:
Opportunity
2024	69.96	141.84	9,604	625,836	0.05	0.30	0.75	14.18	14.70
2023	60.99	124.22	11,405	648,047	-	0.30	0.75	25.56	26.12
2022	48.36	98.93	11,850	541,881	-	0.30	0.75	(21.40)	(21.04)
2021	61.25	125.86	12,821	774,013	0.04	0.30	0.75	23.85	24.40
2020	49.23	101.62	13,302	650,577	0.31	0.30	0.75	20.10	20.64

Lincoln:
Mid Cap II
2024	20.32	20.41	58,326	1,187,060	2.03	0.10	0.75	6.29	6.76
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

International II
2024	10.70	10.72	2,171	23,272	0.60	0.45	0.75	(0.28)	(0.08)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Inflation II
2024	9.47	9.51	27,271	258,235	3.12	0.10	0.70	2.91	3.33
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2024	78.35	103.00	599	55,669	1.38	0.50	0.70	14.47	23.67
2023	73.91	83.29	570	43,240	1.48	0.70	0.70	25.59	25.59
2022	58.85	66.32	314	19,314	1.74	0.70	0.70	(16.87)	(16.87)
2021	70.79	79.78	255	18,717	1.66	0.70	0.70	23.55	23.55
2020	57.30	64.57	90	5,452	2.43	0.70	0.70	13.02	19.30

IS Growth
2024	138.45	211.50	4,492	867,033	0.64	0.50	0.70	18.62	31.04
2023	143.55	161.41	3,190	478,128	0.67	0.70	0.70	37.85	37.85
2022	104.14	117.09	2,470	268,645	0.57	0.70	0.70	(30.25)	(30.25)
2021	149.29	167.86	3,080	473,979	0.92	0.70	0.70	21.45	21.45
2020	122.93	138.22	199	26,053	0.75	0.70	0.70	19.67	51.40

FS-86

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
Blue Chip
2024	23.56	26.06	12,284	299,120	1.94	0.70	0.70	18.57	18.57
2023	19.87	21.98	11,104	228,231	2.28	0.70	0.70	16.84	16.84
2022	17.01	18.81	7,489	131,783	2.98	0.70	0.70	(8.92)	(8.92)
2021	18.67	20.65	2,295	46,393	2.10	0.70	0.70	27.23	27.23
2020	14.68	16.23	2,234	36,186	2.07	0.70	0.70	8.28	18.32

IS International
2024	21.68	22.51	10,296	226,478	1.54	0.70	0.70	2.67	2.67
2023	21.11	21.93	9,130	195,510	1.24	0.70	0.70	15.31	15.31
2022	18.31	19.01	11,881	218,860	2.16	0.70	0.70	(21.12)	(21.12)
2021	23.21	24.10	3,759	88,975	3.94	0.70	0.70	(1.92)	(1.92)
2020	23.66	24.58	1,133	27,755	0.95	0.70	0.70	13.48	29.68

IS New World
2024	31.62	32.52	6,566	206,776	1.76	0.10	0.70	3.75	6.11
2023	29.80	29.80	5,509	164,162	1.63	0.70	0.70	15.41	15.41
2022	25.82	25.82	8,772	226,494	1.86	0.70	0.70	(22.40)	(22.40)
2021	33.28	33.28	5,537	184,248	1.26	0.70	0.70	4.43	4.43
2020	31.87	31.87	4,237.00	135,014.00	0.25	0.70	0.70	7.09	32.43

IS Bond
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

IS High Income
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Franklin Templeton:
Global Inc.
2024	20.46	21.97	52,270	825,155	-	0.10	0.75	(12.04)	(7.18)
2023	16.11	23.26	42,254	774,008	-	0.30	0.75	2.12	2.58
2022	15.70	22.78	35,797	632,934	-	0.30	0.75	(5.66)	(5.24)
2021	16.57	24.15	22,797	477,116	-	0.30	0.75	(5.70)	(5.28)
2020	17.49	25.61	19,747	460,043	6.73	0.30	0.75	(5.99)	(5.56)

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS:
Utilities IC
2024	73.97	82.46	14,106	931,801	2.28	0.10	0.75	10.82	13.01
2023	54.52	66.75	12,666	785,365	3.55	0.30	0.75	(2.84)	(2.42)
2022	55.87	68.70	14,510	896,637	2.59	0.30	0.75	0.01	0.45
2021	55.63	68.69	13,285	833,250	1.73	0.30	0.75	13.24	13.75
2020	48.90	60.66	11,474	664,263	2.47	0.30	0.75	5.11	5.59

Mid Cap
2024	16.95	17.54	37,504	582,413	-	0.10	0.70	6.08	13.92
2023	13.05	14.88	36,854	498,767	-	0.70	0.70	20.48	20.48
2022	10.83	12.35	20,283	231,664	-	0.70	0.70	(29.19)	(29.19)
2021	15.29	17.44	16,630	267,898	-	0.70	0.70	13.32	13.32
2020	13.49	15.39	1,881	27,866	-	0.70	0.70	30.75	35.53

New Discovery
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Research
2024	22.49	23.96	42,593	951,779	1.63	0.10	0.75	2.32	3.24
2023	21.98	21.99	40,869	889,912	1.13	0.45	0.75	12.17	12.51
2022	19.55	19.59	58,979	1,147,966	1.84	0.45	0.75	(18.19)	(17.95)
2021	23.82	23.95	60,724	1,442,193	0.83	0.45	0.75	10.74	11.07
2020	21.45	21.63	61,585	1,325,918	2.08	0.45	0.75	12.10	12.44

Small Cap
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Conservative All
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Global RE
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Growth
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Mid Cap Value
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Moderate All
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Summit:
EAFE Intl.
2024	120.63	125.65	7,194	868,253	2.68	0.45	0.75	2.37	2.68
2023	117.49	122.74	7,378	871,359	2.35	0.45	0.75	16.90	17.25
2022	83.54	105.00	3,065	301,900	3.46	0.30	0.75	(16.37)	(15.22)
2021	119.49	123.84	1,851	225,091	1.81	0.30	0.75	10.05	10.88
2020	107.76	112.53	1,461	160,513	3.40	0.30	0.75	6.97	7.75

S&P MidCap
2024	216.04	216.04	872	188,396	1.22	0.30	0.30	13.18	13.18
2023	190.88	190.88	876	167,171	1.25	0.30	0.30	15.77	15.77
2022	164.88	164.88	880	145,064	0.95	0.30	0.30	(13.59)	(13.59)
2021	190.81	190.81	872	166,407	0.85	0.30	0.30	24.04	24.04
2020	153.83	153.83	864	132,957	1.27	0.30	0.30	12.98	12.98

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2024	359.90	393.82	12,169	4,470,397	1.24	0.30	0.75	23.70	24.26
2023	289.64	318.37	12,976	3,851,073	1.41	0.30	0.75	24.99	25.55
2022	230.70	254.73	10,495	2,539,347	1.42	0.30	0.75	(18.95)	(18.58)
2021	283.36	314.27	8,380	2,486,777	1.34	0.30	0.75	27.46	28.03
2020	221.32	246.57	7,412	1,738,305	1.82	0.30	0.75	17.22	17.75

Russell Small Cap
2024	142.14	149.98	9,809	1,281,465	1.21	0.10	0.75	8.95	10.40
2023	128.76	136.74	8,673	1,029,412	0.91	0.30	0.75	15.73	16.25
2022	111.25	117.63	7,235	752,695	0.75	0.30	0.75	(21.11)	(20.75)
2021	141.02	148.43	7,782	1,031,639	0.80	0.30	0.75	13.68	14.19
2020	124.05	129.99	5,291	658,508	1.21	0.30	0.75	18.75	19.29

Moderate
2024	23.48	25.16	6,023	141,039	2.29	0.10	0.75	6.89	7.91
2023	21.96	22.08	5,539	120,277	1.46	0.45	0.75	11.09	11.43
2022	19.77	19.82	5,077	100,063	1.12	0.45	0.75	(14.81)	(14.56)
2021	23.19	23.21	4,586	106,710	1.10	0.45	0.75	9.24	9.58
2020	21.17	21.25	5,150	109,641	1.71	0.45	0.75	4.57	4.88

Mod. Growth
2024	25.15	27.33	14,985	387,862	1.90	0.10	0.75	9.22	9.34
2023	23.00	23.53	15,609	364,608	1.32	0.45	0.75	12.94	13.28
2022	20.36	20.77	16,534	340,998	0.99	0.45	0.75	(15.24)	(14.99)
2021	24.03	24.44	18,589	452,503	1.01	0.45	0.75	12.80	13.13
2020	21.30	21.60	18,846	406,169	1.68	0.45	0.75	2.98	3.29

Growth
2024	26.19	26.70	9,608	251,978	1.86	0.70	0.70	11.38	11.38
2023	23.51	23.97	9,694	228,233	3.36	0.70	0.70	14.85	14.85
2022	20.47	20.87	1,176	24,534	1.14	0.70	0.70	(15.53)	(15.53)
2021	24.24	24.71	504	12,425	2.57	0.70	0.70	15.06	15.06
2020	21.06	21.48	33	698	2.38	0.70	0.70	1.44	10.43

Nasdaq-100 Index
2024	178.15	178.15	62	11,084	0.42	0.50	0.50	15.02	15.02
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
T. Rowe:
Blue Chip
2024	72.78	81.09	107,976	8,380,494	-	0.10	0.75	27.44	34.49
2023	54.11	59.06	115,935	6,515,209	-	0.30	0.75	48.18	48.85
2022	36.52	39.68	112,766	4,253,360	-	0.30	0.75	(38.96)	(38.69)
2021	59.83	64.71	120,870	7,438,318	-	0.30	0.75	16.74	17.27
2020	51.25	55.18	115,022	6,057,012	-	0.30	0.75	33.28	33.88

Morgan Stanley:
Emerging Markets
2024	19.14	23.60	94,555	1,692,506	1.37	0.10	0.75	7.01	10.46
2023	17.00	22.06	96,835	1,623,944	1.59	0.30	0.75	11.14	11.64
2022	15.22	19.84	94,657	1,431,509	0.46	0.30	0.75	(25.64)	(25.31)
2021	20.38	26.69	110,369	2,233,464	0.84	0.30	0.75	2.22	2.68
2020	19.85	26.11	109,020	2,186,448	1.29	0.30	0.75	13.58	14.10

Pimco:
Commodity
2024	8.71	9.90	64,749	614,865	2.23	0.10	0.75	2.88	3.38
2023	8.43	9.74	74,607	678,702	15.62	0.45	0.75	(8.54)	(8.27)
2022	9.21	10.62	74,899	737,743	21.98	0.45	0.75	7.81	8.13
2021	8.55	9.82	72,011	637,135	4.31	0.45	0.75	32.35	32.74
2020	6.46	7.40	24,564	163,567	6.57	0.45	0.75	0.59	0.90

Total Return
2024	14.97	16.57	74,731	919,281	4.03	0.10	0.75	1.77	3.46
2023	12.36	14.71	89,627	1,106,847	3.56	0.30	0.75	5.15	5.62
2022	11.70	13.99	93,009	1,095,407	2.65	0.30	0.75	(14.94)	(14.56)
2021	13.70	16.44	64,288	933,241	1.82	0.30	0.75	(2.00)	(1.56)
2020	13.91	16.78	65,491	1,017,586	2.12	0.30	0.75	7.83	8.32

Low Duration
2024	10.99	11.18	1,401	15,418	4.00	0.45	0.75	3.75	4.03
2023	10.56	10.78	2,058	21,909	3.60	0.45	0.75	4.19	4.50
2022	10.11	10.35	3,364	34,178	1.61	0.45	0.75	(6.45)	(6.16)
2021	10.77	11.06	4,642	50,688	0.52	0.45	0.75	(1.66)	(1.37)
2020	10.38	11.25	6,276	69,843	1.63	0.30	0.75	0.70	2.21

Commodity Inst
2024	6.54	6.54	582	3,808	1.50	0.50	0.50	(0.83)	(0.83)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Real Return
2024	12.10	12.10	189	2,290	0.63	0.50	0.50	(0.28)	(0.28)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Short Term
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

DFA:
Bond
2024	12.73	13.85	11,013	132,715	4.91	0.10	0.70	3.91	4.65
2023	10.07	12.17	12,333	141,964	3.21	0.70	0.70	4.32	4.32
2022	9.65	11.66	26,530	300,265	1.67	0.70	0.70	(6.98)	(6.98)
2021	10.37	12.54	22,059	272,535	0.79	0.70	0.70	(1.73)	(1.73)
2020	10.56	12.76	14,442	183,808	0.03	0.70	0.70	0.01	0.75

Small
2024	12.62	22.11	23,765	455,162	3.51	0.50	0.70	(2.78)	3.09
2023	14.34	21.45	22,426	424,395	3.13	0.70	0.70	13.32	13.32
2022	12.65	18.93	24,682	428,026	1.88	0.70	0.70	(18.22)	(18.22)
2021	15.47	23.14	35,336	781,319	2.79	0.70	0.70	13.77	13.77
2020	13.60	20.34	28,667	582,342	2.29	0.70	0.70	8.65	18.08

Value
2024	21.11	22.97	39,250	784,976	4.09	0.10	0.70	5.87	7.39
2023	15.74	19.94	37,276	709,265	4.30	0.70	0.70	17.04	17.04
2022	13.44	17.04	44,246	709,933	4.64	0.70	0.70	(4.13)	(4.13)
2021	14.02	17.77	34,872	613,593	4.08	0.70	0.70	17.29	17.29
2020	11.96	15.15	30,433	459,598	2.73	0.70	0.70	(2.45)	23.66

Fixed
2024	10.99	11.96	122,110	1,335,850	5.05	0.10	0.70	4.46	4.74
2023	10.33	10.49	116,178	1,212,098	6.81	0.70	0.70	4.25	4.25
2022	9.91	10.06	29,562	294,561	0.62	0.70	0.70	(1.84)	(1.84)
2021	10.10	10.25	61,667	626,033	0.01	0.70	0.70	(0.88)	(0.88)
2020	10.19	10.34	37,130	379,356	0.86	0.70	0.70	(0.37)	(0.10)

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Large
2024	56.10	61.02	19,421	976,853	2.09	0.10	0.70	2.61	12.59
2023	35.28	49.82	18,725	839,726	2.17	0.70	0.70	10.15	10.15
2022	32.03	45.23	19,390	771,952	1.58	0.70	0.70	(5.54)	(5.54)
2021	33.90	47.88	24,819	1,130,357	1.85	0.70	0.70	26.15	26.15
2020	26.88	37.96	20,472	776,190	2.43	0.70	0.70	(2.06)	15.65

Targeted
2024	44.88	48.82	24,468	1,029,828	1.47	0.10	0.70	5.90	7.38
2023	29.19	41.80	23,065	922,051	1.54	0.70	0.70	19.20	19.20
2022	24.49	35.07	29,354	958,629	1.34	0.70	0.70	(4.88)	(4.88)
2021	25.75	36.86	33,354	1,086,101	1.56	0.70	0.70	38.71	38.71
2020	18.56	26.58	23,960	607,558	2.29	0.70	0.70	3.26	42.02

Global
2024	17.36	20.20	4,596	86,307	2.82	0.50	0.70	2.82	11.21
2023	17.31	18.16	4,931	87,074	2.79	0.70	0.70	13.93	13.93
2022	15.19	15.94	3,986	62,044	2.06	0.70	0.70	(11.58)	(11.58)
2021	17.18	18.03	1,952	34,365	1.74	0.70	0.70	7.29	13.41
2020	15.90	15.90	786	12,503	0.96	0.70	0.70	10.51	10.51

Equity
2024	19.20	19.87	39,790	768,002	2.18	0.10	0.70	1.79	14.29
2023	16.80	16.88	32,871	553,672	2.66	0.70	0.70	19.31	19.31
2022	14.08	14.14	25,668	362,377	3.03	0.70	0.70	(14.28)	(14.28)
2021	16.43	16.50	9,957	164,075	4.41	0.70	0.70	23.51	23.51
2020	13.30	13.36	3,621.00	48,163.00	3.42	0.70	0.70	12.66	24.36

Columbia:
Small
2024	15.13	15.13	877	13,267	0.69	0.50	0.50	1.16	1.16
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Putnam:
International
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-93

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2024	2023
Calvert:
Balanced
Units issued	87,442	75,155
Units redeemed	(70,414)	(61,531)
Net increase(decrease)	17,028	13,624

Mid Cap
Units issued	350	166
Units redeemed	(313)	(134)
Net increase(decrease)	37	32

Scudder:
Equity 500
Units issued	68	24
Units redeemed	(3,634)	(74)
Net increase(decrease)	(3,566)	(50)

Small Cap
Units issued	14,688	12,652
Units redeemed	(13,562)	(12,294)
Net increase(decrease)	1,126	358

Mid Value
Units issued	17,288	14,321
Units redeemed	(17,661)	(10,765)
Net increase(decrease)	(373)	3,556

Global
Units issued	16,698	11,659
Units redeemed	(7,876)	(11,095)
Net increase(decrease)	8,822	564

Alt Asset
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Growth
Units issued	3,866	1,729
Units redeemed	(2,175)	(2,034)
Net increase(decrease)	1,691	(305)

FS-94

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity:
Contrafund IC
Units issued	21,938	20,027
Units redeemed	(18,224)	(31,153)
Net increase(decrease)	3,714	(11,126)

Contrafund SC
Units issued	3,588	4,119
Units redeemed	(3,267)	(3,607)
Net increase(decrease)	321	512

High Income SC
Units issued	-	-
Units redeemed	(693)	(735)
Net increase(decrease)	(693)	(735)

Inv. Grade Bond IC
Units issued	165,624	178,062
Units redeemed	(176,835)	(231,617)
Net increase(decrease)	(11,211)	(53,555)

Mid Cap SC
Units issued	10,428	16,906
Units redeemed	(12,267)	(22,492)
Net increase(decrease)	(1,839)	(5,586)

Overseas IC
Units issued	11,126	16,001
Units redeemed	(11,965)	(17,431)
Net increase(decrease)	(839)	(1,430)

Strategic IC
Units issued	109,323	136,922
Units redeemed	(102,267)	(134,462)
Net increase(decrease)	7,056	2,460

Equity Inc. IC
Units issued	6,507	5,239
Units redeemed	(7,351)	(4,297)
Net increase(decrease)	(844)	942

FS-95

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
High Income IC
Units issued	13,114	12,077
Units redeemed	(11,299)	(13,475)
Net increase(decrease)	1,815	(1,398)

Mid Cap IC
Units issued	8,408	2,447
Units redeemed	(3,154)	(2,041)
Net increase(decrease)	5,254	406

Money Market
Units issued	8,616,898	13,402,643
Units redeemed	(9,984,079)	(13,770,722)
Net increase(decrease)	(1,367,181)	(368,079)

Emerging Markets
Units issued	920	-
Units redeemed	(5)	-
Net increase(decrease)	915	-

Growth
Units issued	2	-
Units redeemed	-	-
Net increase(decrease)	2	-

International
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Tech
Units issued	5	-
Units redeemed	(1)	-
Net increase(decrease)	4	-

AIM:
Dividend
Units issued	3,078	3,524
Units redeemed	(4,016)	(4,361)
Net increase(decrease)	(938)	(837)

FS-96

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
AIM, continued:
Health
Units issued	4,336	3,865
Units redeemed	(7,754)	(3,389)
Net increase(decrease)	(3,418)	476

Technology
Units issued	9,356	9,337
Units redeemed	(12,480)	(9,108)
Net increase(decrease)	(3,124)	229

Intl. Growth
Units issued	21,842	19,556
Units redeemed	(21,282)	(22,351)
Net increase(decrease)	560	(2,795)

Franchise
Units issued	619	533
Units redeemed	(573)	(611)
Net increase(decrease)	46	(78)

Mid Cap
Units issued	49	-
Units redeemed	(2)	-
Net increase(decrease)	47	-

Bond
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Small Cap
Units issued	6,156	-
Units redeemed	(21)	-
Net increase(decrease)	6,135	-

Janus:
Growth
Units issued	-	-
Units redeemed	(28)	(22)
Net increase(decrease)	(28)	(22)

FS-97

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Neuberger Berman:
Bond
Units issued	16,467	14,400
Units redeemed	(27,176)	(19,612)
Net increase(decrease)	(10,709)	(5,212)

Mid-Cap
Units issued	10,789	13,152
Units redeemed	(13,623)	(13,644)
Net increase(decrease)	(2,834)	(492)

Equity
Units issued	20,969	7,688
Units redeemed	(28,723)	(14,797)
Net increase(decrease)	(7,754)	(7,109)

Regency
Units issued	1,296	149
Units redeemed	(2,854)	(213)
Net increase(decrease)	(1,558)	(64)

Rydex:
Nova
Units issued	560	882
Units redeemed	(933)	(1,681)
Net increase(decrease)	(373)	(799)

NASDAQ
Units issued	12,874	9,837
Units redeemed	(15,102)	(11,572)
Net increase(decrease)	(2,228)	(1,735)

Precious Metals
Units issued	66,389	73,700
Units redeemed	(65,328)	(77,413)
Net increase(decrease)	1,061	(3,713)

Inv. S&P 500
Units issued	4,913	5,602
Units redeemed	(5,619)	(343,053)
Net increase(decrease)	(706)	(337,451)

FS-98

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Rydex, continued:
Gov. Long Bond
Units issued	12,281	6,986
Units redeemed	(12,195)	(7,921)
Net increase(decrease)	86	(935)

Third Avenue:
Value
Units issued	76,466	72,446
Units redeemed	(85,417)	(74,871)
Net increase(decrease)	(8,951)	(2,425)

Vanguard:
Equity Index
Units issued	214,179	186,409
Units redeemed	(214,904)	(175,602)
Net increase(decrease)	(725)	10,807

Total Bond
Units issued	479,202	395,933
Units redeemed	(382,811)	(275,070)
Net increase(decrease)	96,391	120,863

REIT Index
Units issued	190,146	188,226
Units redeemed	(183,928)	(178,297)
Net increase(decrease)	6,218	9,929

Mid-Cap
Units issued	109,525	138,656
Units redeemed	(115,189)	(151,215)
Net increase(decrease)	(5,664)	(12,559)

Stock Market Index
Units issued	128,919	152,828
Units redeemed	(132,306)	(124,101)
Net increase(decrease)	(3,387)	28,727

Conservative
Units issued	10,382	9,664
Units redeemed	(7,287)	(5,274)
Net increase(decrease)	3,095	4,390

FS-99

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Vanguard, continued:
Moderate
Units issued	11,497	5,573
Units redeemed	(5,890)	(5,337)
Net increase(decrease)	5,607	236

Short-Term
Units issued	163,470	160,069
Units redeemed	(164,070)	(189,857)
Net increase(decrease)	(600)	(29,788)

Equity Income
Units issued	68,046	109,443
Units redeemed	(76,314)	(155,740)
Net increase(decrease)	(8,268)	(46,297)

Growth
Units issued	116,985	118,135
Units redeemed	(130,421)	(124,469)
Net increase(decrease)	(13,436)	(6,334)

Balanced
Units issued	49,904	53,358
Units redeemed	(61,829)	(65,889)
Net increase(decrease)	(11,925)	(12,531)

High Yield Bond
Units issued	205,475	203,334
Units redeemed	(193,736)	(187,653)
Net increase(decrease)	11,739	15,681

International
Units issued	224,001	220,907
Units redeemed	(233,299)	(237,134)
Net increase(decrease)	(9,298)	(16,227)

Diversified
Units issued	97,552	117,772
Units redeemed	(107,139)	(118,890)
Net increase(decrease)	(9,587)	(1,118)

FS-100

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Vanguard, continued:
Small Company Growth
Units issued	139,950	139,340
Units redeemed	(154,807)	(158,662)
Net increase(decrease)	(14,857)	(19,322)

International Stock
Units issued	64,181	29,953
Units redeemed	(34,596)	(13,265)
Net increase(decrease)	29,585	16,688

Global Bond
Units issued	13,568	36,710
Units redeemed	(12,410)	(31,182)
Net increase(decrease)	1,158	5,528

Allspring:
Discovery
Units issued	2,898	3,160
Units redeemed	(4,316)	(3,373)
Net increase(decrease)	(1,418)	(213)

Opportunity
Units issued	4,686	3,776
Units redeemed	(6,487)	(4,221)
Net increase(decrease)	(1,801)	(445)

Lincoln:
Mid Cap II
Units issued	105,779	-
Units redeemed	(47,453)	-
Net increase(decrease)	58,326	-

International II
Units issued	4,970	-
Units redeemed	(2,799)	-
Net increase(decrease)	2,171	-

Inflation II
Units issued	39,756	-
Units redeemed	(12,485)	-
Net increase(decrease)	27,271	-

FS-101

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
American Funds:
IS Growth-Inc
Units issued	165	456
Units redeemed	(136)	(200)
Net increase(decrease)	29	256

IS Growth
Units issued	2,138	1,578
Units redeemed	(836)	(858)
Net increase(decrease)	1,302	720

Blue Chip
Units issued	5,926	9,769
Units redeemed	(4,746)	(6,154)
Net increase(decrease)	1,180	3,615

IS International
Units issued	4,102	38,423
Units redeemed	(2,936)	(41,174)
Net increase(decrease)	1,166	(2,751)

IS New World
Units issued	3,824	7,412
Units redeemed	(2,767)	(10,675)
Net increase(decrease)	1,057	(3,263)

IS Bond
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

IS High Income
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Franklin Templeton:
Global Inc.
Units issued	91,064	93,612
Units redeemed	(81,048)	(87,155)
Net increase(decrease)	10,016	6,457

FS-102

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
MFS:
Utilities IC
Units issued	14,340	5,291
Units redeemed	(12,900)	(7,135)
Net increase(decrease)	1,440	(1,844)

Mid Cap
Units issued	24,749	40,854
Units redeemed	(24,099)	(24,283)
Net increase(decrease)	650	16,571

New Discovery
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Research
Units issued	90,602	87,592
Units redeemed	(88,878)	(105,702)
Net increase(decrease)	1,724	(18,110)

Small Cap
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Conservative All
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Global RE
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Growth
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

FS-103

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
MFS, continued:
Mid Cap Value
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Moderate All
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Summit:
EAFE Intl.
Units issued	1,045	14,814
Units redeemed	(1,229)	(10,501)
Net increase(decrease)	(184)	4,313

S&P MidCap
Units issued	-	-
Units redeemed	(4)	(4)
Net increase(decrease)	(4)	(4)

S&P 500
Units issued	8,767	14,219
Units redeemed	(9,574)	(11,738)
Net increase(decrease)	(807)	2,481

Russell Small Cap
Units issued	10,409	5,891
Units redeemed	(9,273)	(4,453)
Net increase(decrease)	1,136	1,438

Moderate
Units issued	19,506	19,079
Units redeemed	(19,022)	(18,617)
Net increase(decrease)	484	462

Mod. Growth
Units issued	50,170	51,912
Units redeemed	(50,794)	(52,837)
Net increase(decrease)	(624)	(925)

FS-104

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Summit, continued:
Growth
Units issued	2,807	11,830
Units redeemed	(2,893)	(3,312)
Net increase(decrease)	(86)	8,518

Nasdaq-100 Index
Units issued	99	-
Units redeemed	(37)	-
Net increase(decrease)	62	-

T. Rowe:
Blue Chip
Units issued	95,582	95,696
Units redeemed	(103,541)	(92,527)
Net increase(decrease)	(7,959)	3,169

Morgan Stanley:
Emerging Markets
Units issued	91,942	102,054
Units redeemed	(94,222)	(99,876)
Net increase(decrease)	(2,280)	2,178

Pimco:
Commodity
Units issued	122,987	167,882
Units redeemed	(132,845)	(168,174)
Net increase(decrease)	(9,858)	(292)

Total Return
Units issued	155,164	237,196
Units redeemed	(170,060)	(240,578)
Net increase(decrease)	(14,896)	(3,382)

Low Duration
Units issued	4,242	4,110
Units redeemed	(4,899)	(5,416)
Net increase(decrease)	(657)	(1,306)

Commodity Inst
Units issued	1,349	-
Units redeemed	(767)	-
Net increase(decrease)	582	-

FS-105

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Pimco, continued:
Real Return
Units issued	203	-
Units redeemed	(14)	-
Net increase(decrease)	189	-

Short Term
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

DFA:
Bond
Units issued	11,946	9,258
Units redeemed	(13,266)	(23,455)
Net increase(decrease)	(1,320)	(14,197)

Small
Units issued	11,827	20,131
Units redeemed	(10,488)	(22,387)
Net increase(decrease)	1,339	(2,256)

Value
Units issued	61,976	110,234
Units redeemed	(60,002)	(117,204)
Net increase(decrease)	1,974	(6,970)

Fixed
Units issued	13,246	137,910
Units redeemed	(7,314)	(51,294)
Net increase(decrease)	5,932	86,616

Large
Units issued	7,090	28,250
Units redeemed	(6,394)	(28,915)
Net increase(decrease)	696	(665)

Targeted
Units issued	8,977	9,879
Units redeemed	(7,574)	(16,168)
Net increase(decrease)	1,403	(6,289)

FS-106

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
DFA, continued:
Global
Units issued	1,857	2,178
Units redeemed	(2,192)	(1,233)
Net increase(decrease)	(335)	945

Equity
Units issued	12,701	21,533
Units redeemed	(5,782)	(14,330)
Net increase(decrease)	6,919	7,203

Columbia:
Small
Units issued	889	-
Units redeemed	(12)	-
Net increase(decrease)	877	-

Putnam:
International
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

FS-107

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2024 AND 2023 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2024

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2024

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles

1

generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

2

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 28, 2025

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2024	2023
Bonds	$ 12,109,742	$ 11,364,738
Preferred stocks	2,828	5,426
Common stocks	483,188	505,230
Mortgage loans	2,300,251	2,197,964
Real estate:
Properties occupied by the company	38,470	37,427
Properties held for the production of income	4,732	4,666
Cash, cash equivalents, and short-term investments	201,163	156,881
Loans on insurance contracts	851,561	734,995
Other investments	1,495,017	1,279,668
Total Cash and Invested Assets	17,486,952	16,286,995

Investment income due and accrued	145,519	133,078
Deferred and uncollected premiums	109,647	116,737
Federal income tax recoverable	3,032	—
Net deferred income tax asset	125,426	116,402
Funds held under coinsurance - affiliate	33,945	37,096
Other admitted assets	138,472	147,578
Separate account assets	10,756,291	10,379,450
Total Admitted Assets	$ 28,799,284	$ 27,217,336

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 13,684,723	$ 12,544,439
Deposit-type funds	1,192,888	1,170,436
Reserves for unpaid claims	153,824	141,720
Dividends payable to policyholders	28,994	25,603
Interest maintenance reserve	48,625	55,841
Accrued commissions, expenses and insurance taxes	152,753	145,356
Federal income taxes payable	—	28,255
Asset valuation reserve	354,449	336,910
Other liabilities	545,291	464,163
Separate account liabilities	10,756,291	10,379,450
Total Liabilities	26,917,838	25,292,173

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,984	49,976
Unassigned surplus	1,397,513	1,441,238
Total Capital and Surplus	1,881,446	1,925,163
Total Liabilities, Capital and Surplus	$ 28,799,284	$ 27,217,336

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
Premiums and Other Revenue
Premiums, net	$ 4,210,410	$ 3,779,855	$ 3,552,816
Net investment income	806,210	622,185	513,947
Commissions and expense allowances on reinsurance ceded	34,784	33,566	30,695
Modco reinsurance adjustment – affiliate	9,968	11,843	(38,186)
Income from fees associated with separate accounts	69,115	63,552	65,818
Miscellaneous income	55,982	62,673	47,868
Total Premiums and Other Revenue	5,186,469	4,573,674	4,172,958

Expenses
Benefits to policyholders	4,038,081	3,358,782	3,054,105
Change in reserves for life, accident and health policies	1,135,517	636,666	513,353
Commissions	372,384	318,711	283,469
General insurance expenses	587,818	589,251	523,108
Taxes, licenses and fees	67,561	59,330	56,276
Net transfers from separate accounts	(951,350)	(487,201)	(363,372)
Total Expenses	5,250,011	4,475,539	4,066,939

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(63,542)	98,135	106,019
Dividends to policyholders	30,907	25,630	22,473
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(94,449)	72,505	83,546
Federal income tax expense (benefit)	(16,252)	31,114	(143)
Gain (Loss) from Operations before Net Realized Capital Gains	(78,197)	41,391	83,689
Net realized capital gains, net of taxes	44,770	32,387	18,027
Net Income (Loss)	(33,427)	73,778	101,716

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	23,633	50,539	(134,296)
Change in net deferred income taxes	29,059	65,216	11,944
Change in nonadmitted assets	(41,149)	(50,383)	(57,361)
Change in asset valuation reserve	(17,539)	(72,433)	30,678
Change in liability for reinsurance in unauthorized companies	—	—	12
Change in unrecognized actuarial losses on pension, net of tax	(37)	(250)	4,730
Amortization of reinsurance gain, net of tax (Note 14)	(4,266)	(3,954)	(3,377)
Dissolution of subsidiary (Note 2)	—	(95,745)	(31,756)
Cumulative effect of change in accounting principle (Note 1)	—	58,822	—
Net Change in Capital and Surplus	(43,717)	25,599	(77,701)

Capital and Surplus at the Beginning of the Year	1,925,163	1,899,564	1,977,265
Capital and Surplus at the End of Year	$ 1,881,446	$ 1,925,163	$ 1,899,564

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 4,236,530	$ 3,783,194	$ 3,507,642
Net investment income received	801,523	620,675	525,537
Miscellaneous income	160,112	160,206	145,009
Benefits paid to policyholders	(4,010,542)	(3,377,550)	(3,025,211)
Net transfers from separate accounts	959,589	490,322	362,578
Commissions, expenses and taxes paid	(1,021,655)	(945,340)	(896,024)
Dividends paid to policyholders	(27,516)	(23,832)	(24,820)
Federal income taxes received (paid)	(27,086)	(17,142)	1,865
Net Cash from Operating Activities	1,070,955	690,533	596,576

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,665,850	1,300,512	1,727,175
Cost of investments acquired	(2,609,281)	(1,605,951)	(2,681,198)
Net change in loans on insurance contracts	(119,637)	(118,593)	(75,171)
Net Cash from Investing Activities	(1,063,068)	(424,032)	(1,029,194)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	22,451	(417)	180,346
Proceeds from borrowings	107	167,500	95,000
Redemptions of borrowings	—	(262,500)	—
Other miscellaneous, net	13,837	(56,338)	12,833
Net Cash from Financing and Miscellaneous Activities	36,395	(151,755)	288,179

Net Change in Cash, Cash Equivalents and Short-Term Investments	44,282	114,746	(144,439)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	156,881	42,135	186,574

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 201,163	$ 156,881	$ 42,135

Non-cash transactions from operating, investing and financing activities:
Recognized commitments for low income housing investments (Note 3)	$ 2,932	$ 18,069	$ 15,000
Exchanges of bonds and stocks	41,833	16,375	35,502
Bonds converted to stocks	5,161	—	—
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	(3,296)	375
Disposal of investment from dissolution of subsidiary (Note 2)	—	(92,609)	(95)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

Effective October 1, 2023, Select Benefits Group, LLC, a third-party administrator (TPA) for dental and vision plans, was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations as the revenues or expected gross profits are recognized or in proportion to policy face amount.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on the Company’s own experience and assumptions such as morbidity, mortality, lapse, and interest rates.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are reported at fair value, excluding investments in stocks of insurance subsidiaries and Federal Home Loan Bank (FHLB) common stock. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $102,398 and $93,405 at December 31, 2024 and 2023, respectively. The FHLB common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $11,388 during the year ended December 31, 2025. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the amount of borrowing over the carrying value of real estate property was $2,899 and $2,789, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2024	2023
AIC	$ 14,266	$ 12,018
VCA [1]	524	476
AAS [1]	402	266
Total	$ 15,192	$ 12,760

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments on other investments of $1,000, $3,256, and $1,633 were recorded as realized losses during 2024, 2023, and 2022, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2024, the notional amount of the Equity and Treasury futures contracts bought by the Company was $144,100, and the notional amount of the Equity and Treasury futures contracts sold was $144,346. At December 31, 2023, the notional amount of the Equity and Treasury futures contracts bought was $200,300 and the notional amount of the Equity and Treasury futures contracts sold was $199,206.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2024 and 2023 was $22,780 and $26,657, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 24, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through June 18, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2024 and 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $10,000 and $0, which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. The Company had $4,981 and $0 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 3,712,055	$ 3,070,551	$ 202,246	$ 232,186
OTC index call option contracts written - gross liability	1,411,000	1,352,371	(86,294)	(123,527)
Exchange traded index call option contracts owned	2,079,595	1,157,176	273,603	167,068
Foreign currency swaps - gross liability	22,321	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	178,474	—	11,461	—
Foreign currency swaps - gross liability	39,728	—	(1,920)	—

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 2,001,383	$ 1,166,883	$ 145,709	$ 110,820
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	—	158,753	—	1,651
14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2024	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 32,236	$ (15,207)	$ (25,586)
Exchange traded index call option contracts - closed	32,276	6,913	(20,651)
Equity put option contracts - closed	(80)	(16)	784
Futures contracts - closed	(19,020)	(36,224)	(41,108)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	1,172	—
Foreign currency swaps - open	2,655	—	938
Total recognized in net investment income	$ 48,067	$ (43,362)	$ (85,623)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ (15,988)	$ 37,212	$ (40,835)
Exchange traded index call option contracts - open	19,200	30,723	(29,296)
Futures contracts - open	(8,508)	8,028	3,886
Foreign currency swaps - open	(664)	—	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	10,379	2,832	4,880
Total recognized in change in unrealized gains (losses)	$ 4,419	$ 78,795	$ (61,365)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2024 and 2023.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $272,682 and $231,533 at December 31, 2024 and 2023, respectively.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $14,523 and $13,111 less accumulated depreciation of $12,202 and $10,678 at December 31, 2024 and 2023, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,285, $8,098, and $5,379, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2024, 2023, and 2022 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,397,605 or 17.8% and $12,296,748 or 10.5% of the individual life policies in force as of December 31, 2024 and 2023, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,780, $9,711, and $9,977 for 2024, 2023, and 2022, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2024 and 2023.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years 2018 through 2020 and years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar Retirement Services, Inc., a defined contribution and defined benefit plans recordkeeper and third-party administrator, was merged into the Company with net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012
19

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

The amortized cost of bonds was reduced by $8,728 and increased by $1,652 at December 31, 2024 and December 31, 2023, respectively, as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,109,742 and $11,364,738, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2024 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 252,532	$ 251,160
Due after one year through five years	1,736,642	1,694,954
Due after five years through ten years	2,791,103	2,642,140
Due after ten years	7,152,889	6,335,231
Bonds with multiple repayment dates	185,304	169,527
Total bonds	$ 12,118,470	$ 11,093,012

Proceeds from the sales of bonds were $388,956, $308,442, and $588,433 for the years ended December 31, 2024, 2023, and 2022, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2024	2023	2022
Bonds:
Gross realized capital gains on sales	$ 12,380	$ 7,070	$ 12,908
Gross realized capital losses on sales	(10,149)	(9,335)	(4,606)
Net realized capital gains (losses) on sales	2,231	(2,265)	8,302
Other, including impairments and net gain on dispositions other than sales	(2,880)	(5,148)	(641)
Total bonds	(649)	(7,413)	7,661
Preferred stocks	272	(618)	—
Common stocks	47,308	33,983	3,221
Mortgage loans	(296)	(2,040)	110
Real estate	379	2,285	55
Other investments	10,371	12,092	20,424
Realized capital gains before federal income taxes and transfer to IMR	57,385	38,289	31,471
Realized capital gains (losses) transferred to IMR	714	(2,708)	8,726
Federal income tax expense	11,901	8,610	4,718
Net realized capital gains	$ 44,770	$ 32,387	$ 18,027

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $852,634 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $22,970 and $25,360 in stock was owned at December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any FHLB membership stock eligible for redemption.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2024	2023
Membership stock - class A	$ 397	$ 326
Membership stock - class B	21,928	24,339
Excess stock	645	695
Aggregate total	$ 22,970	$ 25,360
Actual borrowing capacity as determined by the insurer	$ 852,634	$ 842,353

As of December 31, 2024 and 2023, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,290,524 and $1,307,617 of bonds and mortgage loans pledged as collateral at December 31, 2024 and 2023, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,681 and $702,943 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023, respectively.

21

NOTE 3 - INVESTMENTS, (continued)

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,166,792	$ 1,189,376
Carrying value	1,290,524	1,307,617
Aggregate total borrowing - funding agreements	700,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,386,123	$ 1,214,466
Carrying value	1,436,940	1,354,135
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	—	117,500

There are prepayment penalties on the Company's funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2024
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 22,970	$ 25,360	$ (2,390)	$ —	$ 22,970	0.079%	0.080%
Bonds on deposit with states	144,792	145,050	(258)	—	144,792	0.498%	0.503%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,290,524	1,307,617	(17,093)	—	1,290,524	4.439%	4.481%
Pledged as collateral not captured in other categories:
Derivatives	27,761	26,657	1,104	—	27,761	0.095%	0.096%
Other restricted assets:
Policy loans reinsurance assumed	107,429	109,179	(1,750)	—	107,429	0.370%	0.373%
Bonds and short-term investments reinsurance assumed *	886,156	937,979	(51,823)	—	886,156	3.048%	3.077%
Total restricted assets	$ 2,479,632	$ 2,551,842	$ (72,210)	$ —	$ 2,479,632	8.529%	8.610%
22

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:			0
Policy loans reinsurance assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term investments reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

* Includes investment income due and accrued

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

23

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

The unrealized losses related to bonds in 2024 and 2023 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2024, 2023, and 2022.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2024 and 2023, bonds at book/adjusted carrying value totaling $436,189 and $468,893, respectively, (3.5% and 4.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2024, 2023, and 2022, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,059, $5,122, and $1,841 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2024 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2024
Present value of cash flows	$ 4,525	$ 1,623	$ —	$ 2,902
December 31, 2024
Present value of cash flows	$ 24	$ 24	$ —	$ —
24

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2024

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
59111RAA0	$ 4,525	$ 2,902	$ 1,623	$ 2,902	$ 2,902
05948XUH2	$ 20	$ —	$ 20	$ —	$ —
337925BQ3	$ 4	$ —	$ 4	$ —	$ —
Total	XXX	XXX	$ 1,647	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2024	2023
DSCR distribution
Below 1.0	$ 72,947	$ 76,167
1.0 - 1.2	147,689	178,633
1.2 - 1.5	398,826	371,247
Greater than 1.5	1,669,985	1,559,250
Total	$ 2,289,447	$ 2,185,297

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2024	2023
Loan to value
Below 60%	$ 8,786	$ 10,558
60-75%	2,018	2,109
Total	$ 10,804	$ 12,667

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2024	2023
Recorded investment (all)
Current	$ 2,292,386	$ 2,197,964
30-59 days past due	—	—
60-89 days past due	2,469	—
90-179 days past due	—	—
180+ days past due	5,396	—
Accruing Interest 180+ Days Past Due
Recorded investment	5,396	—
Interest accrued	124	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	312	568

At December 31, 2024, the average size of an individual commercial mortgage loan was $2,700. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2024, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 2.85% for commercial mortgage loans.

In 2024 and 2023, the Company had 91 and 44, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.99%, respectively, and 4.55% and 4.50%, respectively, totaling $335,896 and $158,851, respectively. Commercial mortgage loans are evaluated individually for impairment. At December 31, 2024, the Company had impairments for commercial mortgage loans of $295 and interest income on impaired mortgage loans of $124. The Company had no investment in impaired loans with an allowance for credit losses as of December 31, 2024 and 2023. There were no mortgage loans derecognized as a result of foreclosure during 2024 or 2023.

Real Estate

There was 1 commercial real estate sale with total gain recognized of $379 for the year ended December 31, 2024. There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no commercial real estate properties classified as held for sale for the years ended December 31, 2024 and December 31, 2023.

26

NOTE 3 - INVESTMENTS, (continued)

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2024 and 2023. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 11 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2024 and 2023, the Company recognized $11,214 and $10,474, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $70,877 and $77,319 and in other liabilities was $23,498 and $34,500 for the years ended December 31, 2024 and 2023, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,587, $4,177, $898, $117, and $314 in 2025, 2026, 2027, 2028, and 2029, respectively, and $1,405 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2024 and 2023. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2024 and 2023.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2024			December 31, 2023
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 202,246	$ 86,294	$ 115,952	$ 232,186	$ 123,527	$ 108,659
Derivatives - foreign currency swaps	11,461	2,584	8,877	2,961	2,961	—

Liabilities:
Derivatives - call options	$ 86,294	$ 86,294	$ —	$ 123,527	$ 123,527	$ —
Derivatives - foreign currency swaps	2,584	2,584	—	4,612	2,961	1,651

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2024	2023	2022
Income:
Bonds	$ 556,609	$ 499,408	$ 419,734
Preferred stocks	166	490	586
Common stocks	9,885	8,382	7,427
Mortgage loans	104,896	98,441	104,071
Real estate[1]	11,175	14,261	14,515
Loans on insurance contracts	39,226	33,583	28,034
Short-term investments	6,936	3,385	763
Derivatives	48,067	(43,362)	(85,623)
Other investments	77,269	50,021	64,070
Amortization of interest maintenance reserve	7,780	9,711	9,977
Gross investment income	862,009	674,320	563,554
Total investment expenses	55,799	52,135	49,607
Net investment income	$ 806,210	$ 622,185	$ 513,947

1Includes amounts for the occupancy of company-owned property of $5,647, $8,302, and $8,541 in 2024, 2023, and 2022, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2024 and 2023, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 16 and 9, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $1,981 and $721, respectively.

At December 31, 2024 and 2023, the Company had $950 and $975 of aggregate unaffiliated collateral loans secured by collateral that did not qualify as an investment, of which $602 and $613 was nonadmitted, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

28

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Industrial and miscellaneous	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2024. The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2024 and 2023.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Loans on insurance contracts	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Separate account liabilities	—	10,756,291	—	—	—	10,756,291
Total financial liabilities	$ 1,339,553	$ 12,097,847	$ 145,709	$ —	$ 1,193,844	$ 10,756,291
31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, carrying amount approximates fair value, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

32

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities within Other investments are classified as Level 1 securities as the fair values are based on quoted prices in active markets. The fair values for bonds within Other investments are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Other investments priced based on observable market information for similar assets are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(liability)	$ 208,380	$ (82,954)	$ 125,426

33

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(net deferred tax liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The changes in the components of the net deferred tax asset/(liability) from December 31, 2023 to December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 32,941	$ (1,317)	$ 31,624
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	32,941	(1,317)	31,624
Deferred tax assets nonadmitted	16,675	—	16,675
Subtotal net admitted deferred tax assets	16,266	(1,317)	14,949
Deferred tax liabilities	(4,189)	10,114	5,925
Net admitted deferred tax assets/(net deferred tax liability)	$ 20,455	$ (11,431)	$ 9,024

34

NOTE 4 - INCOME TAXES, (continued)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	9,024	—	9,024
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	9,024	—	9,024
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	(7,894)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	7,242	(1,317)	5,925
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 16,266	$ (1,317)	$ 14,949

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2024	2023
Ratio percentage used to determine recovery period and
threshold limitation above	841%	916%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,753,699	$ 1,806,328

There were no tax planning strategies utilized as of December 31, 2024 or 2023.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2024	2023	2022
Federal	$ (16,252)	$ 31,114	$ (143)
Federal income tax on net capital gains	12,051	8,041	6,550
Federal income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
35

NOTE 4 - INCOME TAXES, (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 157	$ 165	$ 158	$ (8)	$ 7
Unearned premium reserve	523	505	518	18	(13)
Policyholder reserves	134,578	111,591	100,279	22,987	11,312
Investments	8,166	7,877	10,596	289	(2,719)
Deferred acquisition costs	94,942	88,273	82,402	6,669	5,871
Policyholder dividends accrual	2,145	1,632	1,154	513	478
Fixed assets	9,891	11,241	6	(1,350)	11,235
Compensation and benefits accrual	25,898	25,789	25,224	109	565
Receivables - nonadmitted	35,046	29,906	20,859	5,140	9,047
Net operating loss carry-forward	208	225	242	(17)	(17)
Intangible Amortization	25,522	28,309	15,446	(2,787)	12,863
Other (including items <5% of total
ordinary tax assets)	11,481	10,103	14,025	1,378	(3,922)
Subtotal	348,557	315,616	270,909	32,941	44,707
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	105,799	89,124	81,820	16,675	7,304
Admitted ordinary deferred tax assets	$ 242,758	$ 226,492	$ 189,089	$ 16,266	$ 37,403

Capital
Investments	$ 435	$ 1,272	$ 452	$ (837)	$ 820
Real Estate	2,313	2,793	1,994	(480)	799
Other (including items <5% of total
ordinary tax assets)	—	—	108	—	(108)
Subtotal	2,748	4,065	2,554	(1,317)	1,511
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	2,748	4,065	2,554	(1,317)	1,511
Admitted deferred tax assets	$ 245,506	$ 230,557	$ 191,643	$ 14,949	$ 38,914

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax liabilities:
Ordinary
Investments	$ 4,790	$ 3,171	$ 2,432	$ 1,619	$ 739
Fixed assets	818	2,042	2,285	(1,224)	(243)
Deferred and uncollected premium	15,297	17,372	17,433	(2,075)	(61)
Policyholder reserves	3,509	6,588	10,254	(3,079)	(3,666)
Unearned commissions	9,820	9,251	6,520	569	2,731
Other (including items <5% of total
ordinary tax liabilities)	144	143	143	1	—
Subtotal	34,378	38,567	39,067	(4,189)	(500)

Capital
Investments	$ 84,427	$ 74,312	$ 55,091	$ 10,115	$ 19,221
Real estate	1,275	1,276	723	(1)	553
Subtotal	$ 85,702	$ 75,588	$ 55,814	$ 10,114	$ 19,774

Deferred tax liabilities	$ 120,080	$ 114,155	$ 94,881	$ 5,925	$ 19,274

Net deferred tax assets	$ 125,426	$ 116,402	$ 96,762	$ 9,024	$ 19,640

The change in the net admitted deferred tax assets was $9,024, $19,640 and $8,418 for the years ended December 31, 2024, 2023, and 2022, respectively. The change in nonadmitted deferred tax assets of $16,675, $7,304, and $36,869 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2024, 2023, and 2022, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

37

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Net gain (loss) from operations before income taxes	$ (94,449)	$ 72,505	$ 83,546
Net realized capital gains before income taxes	57,385	38,289	31,471
Deferred reinsurance loss, net	(4,266)	(3,954)	(3,377)
Change in unauthorized reinsurance	—	—	12
Total pre-tax statutory income (loss)	(41,330)	106,840	111,652
Change in nonadmitted assets	(24,475)	(43,079)	(20,491)
IMR amortization	(7,780)	(9,711)	(9,977)
Tax-exempt income	(25,301)	(22,687)	(25,308)
Adjustment to prior year deferreds	(1,217)	3,083	—
Dissolution of subsidiary	—	(92,822)	(35,134)
Non-deductible expense	4,251	4,884	3,001
Other	(1,117)	(408)	4,006
Subtotal	(96,969)	(53,900)	27,749
Statutory tax rate	0.21	0.21	0.21
Subtotal	(20,364)	(11,319)	5,827
Adjustment to prior year deferred income tax	—	(2,923)	—
Tax credits	(12,896)	(11,819)	(11,364)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

Federal and foreign income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
Change in deferred income tax	(29,059)	(65,216)	(11,944)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2024, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 990	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $9,928, $14,604, and $15,512, for the tax years 2024, 2023, and 2022, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2024 and 2023.

38

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2024, 2023, and 2022.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $20,984, $21,305, and $22,281, for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2024 and 2023, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2024	2023
Ameritas Holding Company	$ (7,161)	$ (5,247)
Ameritas Life Insurance Corp. of New York	(329)	2,927
Ameritas Investment Company, LLC	877	725
Ameritas Investment Partners, Inc.	3,020	2,012
Ameritas Advisory Services, LLC	878	491
Total	$ (2,715)	$ 908

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $7,863 and $2,829 for the years ended December 31, 2024 and 2023, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $21,855, $20,712, and $19,631 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2024	2023	2022
Benefit obligation at beginning of year	$ 31,776	$ 34,365	$ 44,138
Interest cost	1,560	1,763	1,082
Actuarial loss	(372)	(84)	(6,145)
Benefits paid	(3,724)	(4,268)	(4,710)
Benefit obligation at end of year	$ 29,240	$ 31,776	$ 34,365
39

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2024	2023	2022
Reporting entity contribution	3,724	4,268	4,710
Benefits paid	(3,724)	(4,268)	(4,710)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2024	2023	2022
Components:
Accrued benefit costs	$ 31,465	$ 34,049	$ 36,953
Liability (asset) for pension benefits	(2,225)	(2,273)	(2,588)
Assets and liabilities recognized:
Liabilities recognized	29,240	31,776	34,365
Unrecognized liabilities (assets)	(2,225)	(2,273)	(2,588)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Interest cost	1,560	1,763	1,082
Amount of recognized gains	(420)	(399)	(158)
Total net periodic benefit cost	$ 1,140	$ 1,364	$ 924

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2024	2023	2022
Items not yet recognized as a component of net periodic cost - prior year	$ (2,273)	$ (2,588)	$ 3,399
Net loss arising during the period	(372)	(84)	(6,145)
Net gain recognized	420	399	158
Items not yet recognized as a component of net
periodic cost - current year	$ (2,225)	$ (2,273)	$ (2,588)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Net recognized losses	$ (2,225)	$ (2,273)	$ (2,588)

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

	Pension Benefits
	2024	2023	2022
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	NA	1.81%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.28%	5.43%	3.08%
Rate of compensation increase	NA	NA	N/A

Future expected pension benefit payments are as follows:

Year	Amount
2025	$ 3,677
2026	3,569
2027	3,459
2028	3,348
2029	3,235
2030-2034	14,415

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2024	2023
Accumulated benefit obligation	$ 29,239	$ 31,776
Projected benefit obligation (PBO)	$ 29,239	$ 31,776
Funded status (PBO - Plan assets)	$ 29,239	$ 31,776

Unrecognized items:
Unrecognized gains, net of tax	$ (1,758)	$ (1,795)
Total unrecognized items, net of tax	$ (1,758)	$ (1,795)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The expense for the Plan was entirely paid by AHC and then allocated accordingly.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $19,027, $18,281, and $16,954 in 2024, 2023, and 2022, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

41

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $187,895 in dividends in 2025, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2024, 2023, or 2022.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2024	2023	2022
Unrealized capital gains, net of taxes	$ 110,958	$ 87,325	$ 36,786
Nonadmitted asset values	(272,682)	(231,533)	(181,150)
Asset valuation reserve	(354,449)	(336,910)	(264,477)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2024, 2023, and 2022 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,984 and $49,976 at December 31, 2024 and 2023, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2024 is $114,766. There has been no principal paid during the life of the Notes as of December 31, 2024. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2024, the Company had outstanding agreements to fund mortgages totaling $88,418. In addition at December 31, 2024, the Company has committed to invest $389,674 in equity-type limited partnerships and $180,058 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2024 and 2023, the Company had FHLB lines of credit available up to $151,725 and $141,900, respectively. The Company had no outstanding balance as of December 31, 2024 and 2023 related to these lines of credit.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2024, 2023, and 2022, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,989 and $4,540 at December 31, 2024 and 2023, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the Company had a related receivable of $4,332 and $3,514, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

42

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023 are as follows:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,844	$ 4,179
Decreases during the year
Premium tax offset applied	(397)	(425)
	(397)	(425)
Increases during the year
Estimated premium tax offset	818	923
Assessments paid	3,577	167
	4,395	1,090
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 8,842	$ 4,844

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2024 and 2023.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2024 and 2023.

Uncollectibility of Assets

The Company had admitted assets of $14,406 and $19,380 at December 31, 2024 and 2023, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

43

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2024	2023	2022
Gross reimbursement for medical cost incurred	$ 227,572	$ 212,227	$ 183,245
Other income or expenses (including interest paid to or received from plans)	23,732	24,431	17,282
Gross expenses incurred (claims and administrative)	251,304	236,658	200,527

Net gain (loss) from operations	$ 1,249	$ (106)	$ 3,587

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,447, $3,162, and $3,229 in 2024, 2023, and 2022, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2024:

Calendar Year	Amount
2025	2,619
2026	2,319
2027	2,050
2028	1,722
2029	840
2030 and thereafter	300
Total	$ 9,850

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $552,348, $342,707, and $169,606 for the years ended December 31, 2024, 2023, and 2022, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $119,830, $115,530, and $107,487 for the years ended December 31, 2024, 2023, and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $830,868, $613,333, and $422,300 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $127,093 and $135,269 and cash of $9,919 and $1,992 at December 31, 2024 and 2023, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

44

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2024 and through March 28, 2025, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,302 and $5,217 recoverable at December 31, 2024 and 2023 as an estimate of settlement from the reinsurer's estate. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums, for the years ended December 31, 2024 and 2023.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2024	2023	2022
Assumed	$ 96,572	$ 108,381	$ 107,822
Ceded	(296,232)	(286,288)	(228,462)
Reinsurance premiums, net	$ (199,660)	$ (177,907)	$ (120,640)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2024, 2023, and 2022.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement no longer covers policies sold on or after July 1, 2024.  Amortization of $4,266 and $3,954, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2024 and 2023, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

45

NOTE 14 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2024 and 2023, invested assets of $896,696 and $937,979, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.1% and 3.4% of the Company’s admitted assets at December 31, 2024 and 2023, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2024	2023	2022
Total reserve for unpaid claims at January 1	$ 373,034	$ 356,953	$ 345,354
Less reinsurance assumed	(16,234)	(16,244)	(18,121)
Plus reinsurance ceded	202,128	192,807	189,189
Direct balance	558,928	533,516	516,422

Incurred related to:
Current year	920,602	831,876	793,236
Prior year	(3,346)	(4,967)	(13,600)
Total incurred	917,256	826,909	779,636

Paid related to:
Current year	782,116	699,500	664,184
Prior year	105,350	101,997	98,358
Total paid	887,466	801,497	762,542

Direct balance	588,718	558,928	533,516
Plus reinsurance assumed	14,918	16,234	16,244
Less reinsurance ceded	(216,426)	(202,128)	(192,807)
Total reserve for unpaid claims at December 31	$ 387,210	$ 373,034	$ 356,953

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $4,967, and $13,600 for the years ended December 31, 2024, 2023, and 2022, respectively. During 2024 and 2023, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. During 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for both group dental and disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2024.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2024	2023	2022
Paid assumed reinsurance claims	$ 79,533	$ 80,811	$ 79,612
Incurred assumed reinsurance claims	$ 78,217	$ 80,801	$ 77,734

Paid ceded reinsurance claims	$ 33,118	$ 31,346	$ 31,761
Incurred ceded reinsurance claims	$ 47,416	$ 40,667	$ 35,379

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

46

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2024 and 2023, respectively, the Company had $1,397,738 and $1,744,932 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $23,629 and $21,958 at December 31, 2024 and 2023, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

47

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,316,848	$ 5,614,663
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,937	21,314
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,192,888	1,170,436
Subtotal	7,531,673	6,806,413
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,171,010	8,903,291
Exhibit 4, Line 9, Column 1	384,837	399,909
Subtotal	9,555,847	9,303,200
Total	$ 17,087,520	$ 16,109,613

50

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,733,319	$ 6,373,096
Exhibit 5, Accidental Death Benefits Section, Total (net)	322	301
Exhibit 5, Disability - Active Lives Section, Total (net)	9,761	17,131
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,086	15,984
Exhibit 5, Miscellaneous Reserves Section, Total (net)	75,856	20,983
Subtotal	6,834,344	6,427,495
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,189,416	1,062,279
Subtotal	1,189,416	1,062,279
Total	$ 8,023,760	$ 7,489,774

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2024		2023
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,047	$ (462)	$ 6,570	$ 24
Ordinary renewal	$ 45,995	$ 52,586	$ 47,932	$ 56,700
Group life	$ —	$ —	$ 1	$ 1
Total	$ 51,042	$ 52,124	$ 54,503	$ 56,725

NOTE 20 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2024 and 2023, the Company’s Separate Accounts included legally insulated assets of $10,756,291 and $10,379,450, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

52

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2024	2023	2022
For the year ended December 31:
Premiums, considerations or deposits	$ 912,398	$ 992,717	$ 1,071,230
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,745,264	$ 10,365,479

Reserves subject to discretionary withdrawal:
At fair value	$ 10,745,264	$ 10,365,479
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,745,264	$ 10,365,479

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2024	2023	2022
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 879,909	$ 957,081	$ 1,029,159
Transfers from the separate accounts	(1,831,259)	(1,444,282)	(1,392,531)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (951,350)	$ (487,201)	$ (363,372)

53